As filed with the Securities and Exchange Commission on July 13, 2011

1933 Act Registration File No. 033-68666

1940 Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 133 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 135 ☒

ASTON FUNDS

formerly known as ABN AMRO Funds

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

(Name and Address of Agent for Service)	Copy to:
Kenneth C. Anderson, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Deborah B. Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to rule 485(b)

☐ on (date) pursuant to rule 485(b)

☐ 60 days after filing pursuant to rule 485(a)(1)

☐ on (date) pursuant to rule 485(a)(1)

☐ 75 days after filing pursuant to rule 485(a)(2)

☐ on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund

Class N Shares — ADBLX

Class I Shares — ADLIX

Prospectus

July 13, 2011

A diversified, actively managed fund family with a process-driven approach to investing.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund’s shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

TABLE OF CONTENTS

Page

3	ASTON/DoubleLine Core Plus Fixed Income Fund

7	Additional Information Regarding Investment Strategies

9	Portfolio Holdings

10	Investment Terms

11	Management of the Fund
11	Investment Adviser
11	Subadviser
11	Portfolio Managers

13	Shareholder Information
13	Opening an Account
15	Exchanging Shares
16	Selling/Redeeming Shares
18	Transaction Policies
20	Account Policies and Dividends
21	Additional Investor Services
21	Distribution Plan 12b-1 Fees
21	Portfolio Transactions and Brokerage Commissions

22	Dividends, Distributions and Taxes

23	Financial Highlights

Back Cover	General Information

ASTON/DoubleLine Core Plus Fixed Income Fund

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares		Class I Shares
Management Fees	0.55%		0.55%
Distribution (12b-1) Fees	0.25%		None
Other Expenses	3.15	%(a)	3.15	%(a)
Acquired Fund Fees and Expenses	0.01	%(b)	0.01	%(b)
Total Annual Fund Operating Expenses	3.96%		3.71%
Fee Waiver and/or Expense Reimbursement	(3.01	)%(c)	(3.01	)%(c)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95	%(c)	0.70	%(c)
(a)	Other expenses are estimated for the current fiscal year based on an estimated asset size of $10 million.
(b)	The average expense ratio of the underlying funds in the table is an estimate for the current year based upon the Fund’s expected initial allocation among underlying funds.
(c)	The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through July 31, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to July 31, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations through the completion of the first three full fiscal years to the extent that the expense ratio for a class, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years
Class N Shares	$97	$928
Class I Shares	72	853

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not available.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed income securities. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U. S. government or its agencies, instrumentalities or sponsored corporations; agency mortgage-backed securities; non-agency mortgage-backed securities; commercial mortgage-backed securities; asset-backed securities; foreign and domestic corporate bonds; fixed income securities issued by corporations and governments in foreign countries including emerging markets; securities issued by municipalities; and other securities bearing fixed interest rates of any maturity.

The Fund may invest without limit in below investment grade securities (commonly known as “junk bonds”). The subadviser allocates below investment grade securities broadly by industry and issuer in an attempt to reduce the impact of negative events on an industry or issuer. Below investment grade securities are instruments that are rated BB+ or lower by S&P, rated Ba1 or lower by Moody’s, or the equivalent by any other nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality in the opinion of the subadviser.

The Fund may also invest in inverse floaters, interest-only and principal-only securities, and bank loans and assignments.

The subadviser actively manages the portfolio’s asset class exposure using a top-down approach based on a analysis of sector fundamentals. Primary sectors include government/municipals, high yield, global developed credit, international sovereign debt, emerging markets, and mortgage- and asset-backed. The subadviser will rotate portfolio assets among sectors in various markets to attempt to maximize return. Individual securities within asset classes are selected using a bottom up approach.

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The subadviser uses a controlled risk approach which includes consideration of:

■	security selection within a given asset class;
■	relative performance of the various market sectors and asset classes;
■	the shape of the yield curve; and
■	fluctuations in the overall level of interest rates.

The subadviser also monitors the duration of the securities held by the Fund to seek to mitigate exposure to interest rate risk. Under normal circumstances, the subadviser seeks to maintain an investment portfolio with a weighted average effective duration of no less than two years and no more than eight years. The duration of the Fund’s portfolio may vary materially from its target, from time to time, and there is no assurance that the duration of the Fund’s portfolio will meet its target.

Portfolio securities may be sold at any time. Sales may occur when the subadviser perceives deterioration in the credit fundamentals of the issuer, believes there are negative macro political considerations that may affect the issuer, determines to take advantage of a better investment opportunity, or the individual security has reached the subadviser’s sell target.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to the risk of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed securities that are subordinate to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. government. Recent market events have caused the markets for asset-backed and mortgage-backed securities to experience significantly lower valuations and reduced liquidity.

Below Investment Grade (High Yield) Securities Risk. Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds and other fixed income securities. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk. Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security’s price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Credit Risk. Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund’s share price or yield.

Emerging Market Risk. In addition to the general foreign securities risks, investing in emerging market countries is subject to a number of risks, including:

■	economic structures that are less diverse and mature than developed countries;
■	less stable political systems and less developed legal systems;
■	national policies that may restrict foreign investment;
■	wide fluctuations in the value of investments;
■	smaller securities markets making investments less liquid; and
■	special custody arrangements.

Foreign Securities Risk. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than similar costs associated with U.S. traded securities.

The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund. In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those required for U.S. companies.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 4

Interest Rate Risk. If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond’s price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. The value of securities with variable interest rates are generally less sensitive to interest rate changes than fixed rate securities. However, variable rate securities may decrease in value if prevailing rates decrease or if variable rates do not rise as much as rates in general.

Inverse Floating Rate Securities Risk. Inverse floating rate securities (“inverse floaters”) are debt instruments that involve special risks as compared to investments in other fixed income securities. Inverse floaters are derivatives that involve leverage and could magnify the Fund’s gains or losses. In addition, an inverse floater may experience greater price volatility than a fixed-rate obligation of similar credit quality. The interest payment received on inverse floaters generally will decrease when short term interest rates increase. The markets for inverse floaters may be less developed and have less liquidity than the markets of more traditional fixed income securities. Inverse floaters have greater interest rate risk and a higher degree of volatility than more traditional fixed income securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Recent instability in certain credit and fixed income markets has adversely affected and is expected to continue to affect the liquidity of certain asset classes of securities including, in particular, certain types of asset-backed, mortgage-backed and real estate related securities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Litigation and Investigation Risk. Litigation and investigation risk is the risk that pending litigation involving DoubleLine Capital LP, the Fund’s subadviser (“DoubleLine” or “Subadviser”), and four employees (including the lead portfolio manager), or governmental inquiries or related matters may be more expensive or time consuming than anticipated and may impair the Subadviser’s ability to attract or retain talented personnel or otherwise to manage the Fund’s investment portfolio effectively. In the event of an adverse outcome or if the expenses of litigation and related matters are greater than anticipated, the Subadviser’s ability to manage the Fund may be materially impaired, and shareholders and the viability of the Fund could be adversely affected.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting subadvisers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Municipal Securities Risks. Municipal securities are subject to risks based on many factors, including deregulation, changes or proposed changes in the federal and state tax structure, economic and regulatory developments, court rulings and other factors. The value of municipal securities may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues.

U.S. Government Agency Securities Risk. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. government may provide financial support to U.S. government-sponsored agencies or instrumentalities, such as various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation in 2008, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund’s annual report dated October 31, 2011.

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. DoubleLine Capital LP serves as the subadviser to the Fund. Mr. Jeffrey E. Gundlach, founder and Chief Executive Officer of DoubleLine® and lead portfolio manager of DoubleLine’s core plus fixed income investment strategy, has served as the lead portfolio manager for the Fund since July 2011. Mr. Philip A. Barach, President of DoubleLine, has served as portfolio manager for the Fund since July 2011. Ms. Bonnie Baha, Portfolio Manager of DoubleLine, has served as portfolio manager for the Fund since July 2011. Ms. Luz M. Padilla, Portfolio Manager of DoubleLine, has served as portfolio manager for the Fund since July 2011.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800 992-8151). Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 5

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 6

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the types of securities in which 80% of the Fund’s assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days’ notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. Information regarding such secondary strategies, as well as additional information regarding certain principal strategies, is shown below.

Asset-Backed Securities*

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.

Below Investment Grade (High Yield) Securities*

Below investments grade (high yield) securities are lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies, or if unrated, are judged by an adviser or a subadviser to be of equivalent quality. They are considered speculative and are commonly known as “junk bonds.”

Collateralized Mortgage Obligations*

Collateralized mortgage obligations are fixed income securities secured by mortgage loans and other mortgage-backed securities. Collateralized mortgage obligations carry general fixed income securities risks and risks associated with mortgage-backed securities.

Commercial Paper

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments. Commercial paper may include securities issued in reliance on the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended. Section 4(2) paper is generally sold to an institutional investor, such as the Fund, that agrees that it is purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) commercial paper must similarly be in an exempt transaction.

Convertible Securities

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Corporate Debt Securities*

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans made to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Debentures*

Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

Defensive Strategy

There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

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Additional Information Regarding Investment Strategies (cont’d)

Derivatives

The Fund may engage in derivatives primarily for hedging purposes, to maintain liquidity or in anticipation of changes in portfolio composition. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include but are not limited to options, futures, forward contracts, swaps and related products.

Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the subadviser anticipates.

Derivatives will only be used when consistent with the objectives and strategy of the Fund. The subadviser will ensure that the effective market exposure resulting from the use of derivatives will not exceed the total amount available for investment within the Fund (i.e., the use of derivatives will not result in the Fund being leveraged). All derivative positions will be covered by the Fund’s existing assets. The subadviser will place a limit on the derivative exposure as a proportion of assets.

Exchange Traded Funds (“ETFs”)

An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses. The Fund may not purchase more than 3% of an ETF’s outstanding shares unless the ETF and/or the Fund has received an order for an exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”) and the ETF and the Fund take appropriate steps to comply with any conditions in such order.

Fixed Income Securities*

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

Hybrid Security.

A security created by a third party or the subadviser that combines an income-producing debt security and the right to receive payment based on the change in price of an equity security. The market value of a hybrid security is the sum of the values of its income-producing component and its equity component.

Interest Only Security*

A type of fixed income security where the security is split into its interest and principal payments. The holder of an interest only security is entitled to payments derived from the interest payments on the underlying loan pools or securities.

Inverse Floaters*

Inverse floaters are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase. As a result, as short-term rates increase, both the market price and the yield of an inverse floater will fall.

Municipal Securities*

Municipal securities, including municipal bonds and notes, are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Municipal bonds include general obligation bonds, which are backed by the full faith and credit of the issuer and may be repaid from any revenue source, and revenue bonds, which may be repaid only from the revenue of a specific facility or source. Municipal securities may be issued by industrial and economic development authorities, school and college authorities, housing authorities, healthcare facility authorities, municipal utilities, transportation authorities and other public agencies. Many municipalities issue short-term municipal notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities also may issue notes to fund capital projects prior to issuing long-term bonds. Issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Principal Only Security*

A type of fixed income security where the security is split into its interest and principal payments. The holder of a principal only security is entitled to payments derived from the principal payments on the underlying loan pools or securities. The yield on a principal only security depends primarily on the prepayment rates of the underlying loans or securities and generally increases as the prepayment speed of the underlying loan or security increases.

Real Estate Investment Trusts (“REITs”)

REITs are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 8

Additional Information Regarding Investment Strategies (cont’d)

combination of the two. Equity REITs invest primarily in real estate that produces income from rentals. Mortgage REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

Repurchase Agreements

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

Rule 144A Securities

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933, as amended. Investing in Rule 144A securities may increase the illiquidity of the Fund’s investments in the event that an adequate trading market does not exist for these securities.

U.S. Government Securities*

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government’s full faith and credit backing on principal or interest payments. Some securities are backed by the issuer’s right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

* Investment in all types of fixed income securities is the principal strategy of the Fund. Allocations to individual security types will vary.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) and on our website at www.astonfunds.com.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 9

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Duration. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of the bond’s price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.

Emerging Markets. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

Exchange-Traded Fund (ETF). An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index.

Expense Ratio. A fund’s cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

Investment Objective. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital growth, etc.

Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Management Fee. The amount that a mutual fund pays to the investment adviser for its services.

Mutual Fund. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

Net Asset Value (NAV). The per share value of a mutual fund, found by subtracting the fund’s liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two.

Risk/Reward Trade-Off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

Total Return. A measure of a fund’s performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.

12b-1 Fee. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See “Distribution Plan 12b-1 Fees” in the “Shareholder Information” Section.)

Weighted Average Effective Duration. A calculation of the weighted average life of a portfolio of bonds that provides a measure of the portfolio of bonds’ sensitivity to cash flow changes, which takes into account interest rate changes and cash flow changes (i.e. having a bond called).

Yield. A measure of net income (dividends and interest) earned by the securities in a fund’s portfolio, less the fund’s expenses, during a specified period. A fund’s yield is expressed as a percentage of the maximum offering price per share on a specified day.

Yield Curve. The yield curve is the relation between the interest rate (or cost of borrowing) and the time to maturity of the debt. A normal yield curve is upward sloping — in other words, the yield increases as the maturity lengthens. An inverted yield curve occurs when short-term yields are higher than long-term yields.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 10

Management of the Fund

INVESTMENT ADVISER

Aston Asset Management, LP

Aston Asset Management, LP (“Aston” or “Adviser”), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston is a majority-owned and independently managed indirect subsidiary of Affiliated Managers Group, Inc. (“AMG”). More information on AMG is available in the SAI. Aston was formed in April 2006 and as of June 30, 2011, Aston had approximately $9.6 billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-related services to Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund’s portfolio on a subadvisory basis. Aston is responsible for identifying and selecting the Fund’s investment managers, monitoring the performance of such managers, and terminating managers. Aston manages the Fund by engaging DoubleLine as subadviser to manage the Fund’s investments.

Aston and Aston Funds have received an exemptive order from the SEC that allows Aston to allocate and reallocate assets of the Fund between and among any subadvisers so selected pursuant to a ‘‘manager-of-managers’’ structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

General

As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive a management fee from the Fund at an annual rate of 0.55% based on the average daily net assets.

The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon 60 days’ written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund’s outstanding voting securities.

A discussion regarding the basis for the Board of Trustees‘ approval of the Fund’s investment advisory agreement and subadvisory agreement will be available in the Fund’s first shareholder report.

SUBADVISER

The accompanying information highlights the Fund’s Subadviser and its portfolio managers.

DoubleLine Capital LP, 333 South Grand Avenue, Suite 1800, Los Angeles, CA 90071, was founded in December 2009 by Jeffrey Gundlach and other key members of DoubleLine’s investment team. As of June 30, 2011, DoubleLine managed approximately $12.0 billion in assets.

PORTFOLIO MANAGERS

Mr. Jeffrey E. Gundlach is the founder, Chief Executive Officer and Chief Investment Officer of DoubleLine and acts as lead portfolio manager for the DoubleLine core plus fixed income investment strategy. Mr. Gundlach has been Chief Executive Officer and Chief Investment Officer of DoubleLine since its inception in December 2009. For the five-year period prior to founding DoubleLine, Mr. Gundlach was Chief Investment Officer and Group Managing Director for Trust Company of the West (“TCW”). He was also President and Chief Investment Officer for TCW Asset Management Company.

Mr. Philip A. Barach is the President of DoubleLine. Mr. Barach has been President of DoubleLine since its inception in December 2009. As part of the Fund’s portfolio management team, Mr Barach assists in overseeing the implementation of the Fund’s overall strategy. For the five-year period prior to founding DoubleLine, Mr. Barach was Group Managing Director at TCW, where he partnered with Mr. Gundlach to manage over $70 billion in fixed income assets.

Ms. Bonnie Baha is a Portfolio Manager of DoubleLine. Ms. Baha has been a portfolio manager of DoubleLine since its inception in December 2009. As part of the Fund’s portfolio management team, Ms Baha manages the global developed credit portion of the Fund’s portfolio. For the five-year period prior to joining DoubleLine, Ms. Baha was a Managing Director at TCW.

Ms. Luz M. Padilla is a Portfolio Manager of DoubleLine. Ms. Padilla has been a portfolio manager of DoubleLine since January 2010. As part of the Fund’s portfolio management team, Ms Padilla manages the emerging markets fixed income portion of the Fund’s portfolio. For the five-year period prior to joining DoubleLine, Ms. Padilla was a Managing Director at TCW.

The portfolio managers collaborate on the Fund’s management through formal and informal interaction regarding portfolio allocation.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund is available in the SAI.

Legal Proceedings

On January 7, 2010 TCW commenced litigation against DoubleLine in the Superior Court of the State of California, County of Los Angeles, Central District (the "Court"). The suit alleges that DoubleLine and four employees of DoubleLine who are former employees of TCW or its affiliates, including Jeffrey Gundlach (such four employees the "Individuals"), misappropriated TCW's confidential and proprietary information in founding and operating DoubleLine and are using

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 11

Management of the Fund (cont’d)

such information in competing for assets under management. The lawsuit also includes claims against certain of the Individuals (including Mr. Gundlach), but not DoubleLine, for breach of fiduciary duty, misappropriation of trade secrets, breach of confidence, intentional interference with contractual relations and civil conspiracy. The lawsuit seeks, among other things, damages in excess of $200 million and asks that the Court impose a constructive trust on the limited partnership interests of DoubleLine in favor of TCW.

On February 10, 2010, DoubleLine and the Individuals filed with the Court an answer denying all of TCW's claims, and the Individuals, but not DoubleLine, filed with the Court a cross-complaint against TCW for, among other things, breach of contract in connection with TCW's termination of Mr. Gundlach's employment and failure to pay amounts due thereunder.

DoubleLine has informed Aston Funds that it believes that it and the Individuals have meritorious defenses to the allegations contained in TCW's lawsuit.

TCW raised a fund under the Public Private Investment Program (the "PPIP") in the fall of 2009 to be managed by Mr. Gundlach, as key person, and announced in January 2010, subsequent to the termination of Mr. Gundlach, that it had voluntarily withdrawn the fund from the PPIP and would conduct an orderly liquidation of the fund. DoubleLine has advised Aston that employees and former employees of DoubleLine have been interviewed by representatives of the Special Inspector General of the Troubled Asset Relief Program, and by the office of the United States Attorney for the Southern District of New York, in connection with the PPIP and in connection with the same allegations of misappropriation of proprietary information made by TCW in its litigation against DoubleLine. DoubleLine understands that the inquiry stems at least in part from a federal grand jury inquiry. DoubleLine has also informed Aston that it has cooperated with the inquiry and has voluntarily produced documents.

Litigation and participation in any governmental inquiry or investigation can be expensive and time consuming, and their results can be unpredictable. There can be no assurances as to the outcome of these matters. The litigation and any governmental inquiry or investigation could consume a material amount of DoubleLine's resources thereby potentially impairing DoubleLine's ability to attract or retain talented personnel or otherwise effectively manage the Fund. In the event of an adverse outcome or if expenses of the litigation and related matters are greater than anticipated, DoubleLine's ability to manage the Fund may be materially impaired, and shareholders, or the viability of the Fund, could be adversely affected.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 12

Shareholder Information

OPENING AN ACCOUNT

■	Read this prospectus carefully.

■	Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N—Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$500	$50
Class I—Institutional Accounts	$1 Million	$50

The minimum initial investment requirements may be waived:

■	for Trustees of Aston Funds and employees of Aston, its affiliates, and DoubleLine, as well as their spouses
■

by means of a “letter of intent” from an investor or financial adviser/consultant expressing an intent to purchase shares, over a Board-approved specified period of time, to meet the minimum investment requirement (Class I only)

■

for certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers, in purchasing Class I shares

■

for individual accounts of a financial intermediary that charges an ongoing fee to its customers for its services or offers Class I shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved financial intermediaries

■	by Aston Funds in its discretion

■

Balances within the same Fund may be aggregated to meet the Class I minimum initial investment requirements for the accounts of: clients of a financial adviser/consultant, immediate family members (i.e., a person’s spouse, parents, children, siblings and in-laws), and a corporation or other legal entity.

■

Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the “Purchase, Exchange and Redemption Authorization” section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.

■

Purchase, exchange and redemption requests (“investment request(s)”) received in “good order” and processed before the New York Stock Exchange (“NYSE”) market close, typically 4:00 p.m. Eastern Time (“ET”), receive that business day’s NAV. Trades received after that time receive the following business day’s NAV. An investment request received that is not in “good order” will receive the NAV on the date the investment request is received in “good order.”

■

Make your initial investment using the following table as a guideline. If your investment request is your initial purchase into the Fund, your account number will be assigned to you upon the Fund’s receipt of the investment request in “good order.”

Buy, Exchange and Sell Requests are in “good order” when

■	The account number and Fund name are included.
■	The amount of the transaction is specified in dollars or shares.
■	Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
■	Any required Medallion Signature Guarantees are included.
■	Other supporting legal documents (as necessary) are present, including such “Requirements for Written Requests” as described later in this “Shareholder Information” Section.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 13

Shareholder Information (cont’d)

Buying Shares	To open an account	To add to an account ($50 minimum)
Through Your Financial Representative	■ Your financial representative is responsible for transmitting the order promptly.	■ Your financial representative is responsible for transmitting the order promptly.
By Mail Aston Funds P.O. Box 9765 Providence, RI 02940 or Overnight Delivery Aston Funds 4400 Computer Drive Westborough, MA 01581

■  Complete and sign your application.

■  Make your check payable to Aston Funds and mail to us at the address at the left.

■  We accept checks, bank drafts and money orders for purchases. Checks must be drawn on U.S. banks to avoid any fees or delays in processing.

■  We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Fund, including you) or cash.

■  Return the investment slip from a statement with your check in the envelope provided and mail to us at the address at the left.

■  We accept checks, bank drafts, money orders, wires and ACH for purchases (see “Other Features” as described later in this “Shareholder Information” Section). Checks must be drawn on U.S. banks. There is a minimum $20 charge for returned checks.

■  Give the following wire/ACH information to your bank:

PNC Bank

ABA #031-000-053

For: Aston Funds

A/C 8611758079

FBO: “Aston Fund Number”—”Your Account Number”

■  Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wiring instructions.

■  We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Fund, including you) or cash.

■  For your protection, our current Internet capabilities allow Class N and Class I shareholders to check balances and transfer monies only between Aston Funds in the same class. Please contact us via mail with a signed letter of instruction for all other changes to your account.

By Phone 800 992-8151

■  Obtain the Fund and account number by calling Aston Funds at the number at the left.

■  Instruct your bank (which may charge a fee) to wire or ACH the amount of your investment.

■  Give the following wire/ACH information to your bank:

PNC Bank

ABA #031-000-053

For: Aston Funds

A/C 8611758079

FBO: “Aston Fund Number”

” Your Account Number”

■  Return your completed and signed application to:

Aston Funds

P.O. Box 9765

Providence, RI 02940

■  Verify that your bank or credit union is a member of the ACH.

■  To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday - Friday.

■  Complete the “Bank Account Information” section of your account application.

■  When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

■  Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.

■  Give the following wire/ACH information to your bank:

PNC Bank

ABA #031-000-053

For: Aston Funds

A/C 8611758079

FBO: “Aston Fund Number”—”Your Account Number”

■  Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wire instructions.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 14

Shareholder Information (cont’d)

Buying Shares	To open an account	To add to an account ($50 minimum)
By Internet www.astonfunds.com

(Class N Shares only)

■  To open a new account you’ll need to provide bank account information plus the social security number and date of birth for each account owner and beneficiary.

■  Open an account online by completing the Aston Funds online account application.

or

(Class N and Class I Shares)

■  Download the appropriate account application(s) from our website. Complete and sign the application(s). Make your check payable to Aston Funds and mail it to the address under “By Mail” above.

■  Verify that your bank or credit union is a member of the ACH.

■  Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

■  Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

■  When you are ready to add to your account, access your account through Aston Funds’ website and enter your purchase instructions in the secure area for shareholders only called “Account Access.” ACH purchases on the Internet may take 3 or 4 business days.

The Fund or its agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

Other funds in the Aston family of funds and share classes are available through separate prospectuses. Please call 800 992-8151 for more information.

EXCHANGING SHARES

How Does an Exchange Take Place?

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account and may subject you to a redemption fee. After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. All exchanges to open new accounts in other Aston Funds must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.

In addition, the Aston Money Market Fund—Bedford Shares of the Money Market Portfolio of the RBB Fund, Inc. offered in connection with the Aston Funds (the “Aston Money Market Fund”) is available as an exchange option for shareholders of the Aston Funds class N shares. The Aston Money Market Fund prospectus, including applicable investment minimums, is available by contacting Aston Funds by mail, through the internet or by phone at 800 992-8151. Please read the Aston Money Market Fund prospectus carefully before investing.

For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non-tax deferred account generally is subject to federal income tax on any appreciation on the shares exchanged.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in “good order.”

Aston may allow eligible shareholders to convert their shares between classes within the Fund, for example from Class I to Class N or vice versa, if offered in the shareholder’s state of residence. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the recognition by the investor of a capital gain or loss.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 15

Shareholder Information (cont’d)

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in “good order.” The following table shows guidelines for selling shares.

Selling Shares	Designed for...	To sell some or all of your shares...
Through Your Financial Representative	■ All share classes and accounts of any type.	■ Your financial representative is responsible for transmitting the order promptly.
By Mail Aston Funds P.O. Box 9765 Providence, RI 02940 or Overnight Delivery Aston Funds 4400 Computer Drive Westborough, MA 01581

■  All share classes and accounts of any type.

■  Sales or redemptions of any size (For redemptions over $50,000, please see Medallion Signature Guarantee later in this “Shareholder Information” Section).

■  Write and sign a letter of instruction indicating the Fund name, Fund number, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

■  Include all signatures and any additional documents that may be required. (See “Selling Shares in Writing” later in this “Shareholder Information” Section). Signatures must be in original form, as photocopies are not accepted.

■  Mail to us at the address at the left.

■  A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

■  Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

By Phone 800 992-8151	■ Non-retirement accounts. ■ Sales of up to $50,000 (for accounts with telephone account privileges).

■  For automated service 24 hours a day using your touch-tone phone, call 800 992-8151.

■  To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday – Friday.

■  A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

■  Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

■  The Fund reserves the right to refuse any telephone sales request and may modify the procedures at any time. The Fund makes reasonable attempts to verify that telephone instructions are genuine, but you are responsible for any loss that you may bear from telephone requests.

By Internet www.astonfunds.com	■ Non-retirement accounts.

■  Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

■  Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

■  When you are ready to redeem a portion of your account, access your account through Aston Funds’ website and enter your redemption instructions in the secure area for shareholders only called “Account Access.” A check for the proceeds will be mailed to you at your address of record.

■  Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 16

Shareholder Information (cont’d)

The Fund or its agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.

Selling Shares in Writing

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

We require Medallion Signature Guarantees if:

■	your address of record has changed within the past 30 days
■	you are selling more than $50,000 worth of shares
■	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)

Seller	Requirements for Written Requests
Owners of individual, joint, sole proprietorship, UGMA/UTMA, or general partner accounts

■  Letter of instruction

■  On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

■  Medallion Signature Guarantee, if applicable (see below)

Owners of corporate or association accounts

■  Letter of instruction

■  Corporate resolution certified within the past 12 months

■  On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

■  Medallion Signature Guarantee, if applicable (see below)

Owners or trustees of trust accounts

■  Letter of instruction

■  On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

■  If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months

■  Medallion Signature Guarantee, if applicable (see below)

Joint tenancy shareholders whose co-tenants are deceased

■  Letter of instruction signed by the surviving tenant must be in original form, as photocopies are not accepted

■  Certified copy of death certificate

■  Medallion Signature Guarantee, if applicable (see below)

Executors of shareholder estates

■  Letter of instruction signed by executor must be in original form, as photocopies are not accepted

■  Certified copy of order appointing executor

■  Medallion Signature Guarantee, if applicable (see below)

Administrators, conservators, guardians and other sellers or account types not listed above	■ Call 800 992-8151 for instructions ■ Medallion Signature Guarantee, if applicable (see below)
IRA accounts	■ IRA distribution request form completed and signed. Call 800 992-8151 for a form, or download a form from our website, www.astonfunds.com.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

Other Features

The following other features are also available to buy and sell shares of the Fund.

Wire. To purchase and sell shares via the Federal Reserve Wire System:

■

You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

■	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 17

Shareholder Information (cont’d)

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees it may charge associated with wire transfers. Any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

Automated Clearing House (ACH). To transfer money between your bank account and your Aston Funds account(s):

■

You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

■	Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
■	There is no fee to your mutual fund account for this transaction.

Redemptions in Kind

The Fund has elected, under Rule 18f-1 under the 1940 Act to pay sales proceeds in cash up to $250,000 or 1% of the Fund’s total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a “redemption in kind.” You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

Involuntary Redemptions

To reduce expenses, we may convert your Fund position(s), redeem your Fund position(s) and/or close your Fund position(s) if the balance in your Fund position(s) falls below the required Class I investment minimum or below $2,500 due to transaction activity or for any other reason. We may convert your position(s) in Class I shares of the Fund to Class N shares of the Fund. Unless you did not meet the minimum initial investment, we will give you 30 days’ notice before we convert, redeem, or close your Fund position(s), as applicable. This gives you an opportunity to purchase enough shares to raise the value of your Fund position(s) above the applicable minimum initial investment. We will not redeem or close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans because they do not meet the applicable minimum investment requirement. We may close Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans due to insufficient information as it relates to customer identification procedures. If these account types are invested in Class I shares below the required minimum investment, we may convert the Fund position(s) to Class N. Additionally we will not convert Class I accounts where there is an effective “letter of intent.” Redemption fees will not be assessed on involuntary redemptions or involuntary conversions, as applicable.

What is a Medallion Signature Guarantee?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

TRANSACTION POLICIES

Calculating Share Price

When you buy, exchange or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share class of the Fund is determined each business day at the close of regular trading on the NYSE (typically 4 p.m. ET) by dividing the net assets of the class by the number of shares outstanding. Currently, the Fund observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable by the Advisor or Subadvisor, securities are valued at fair value as determined by the investment adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund’s value for a security is likely to be different from the last quoted market price. Fair value pricing for certain types of securities in which the Fund may invest, including prices received from pricing services, is inherently a process of estimates and judgments. Changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility. In addition, due to the subjective and variable nature of fair value

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 18

Shareholder Information (cont’d)

pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. The Board of Trustees receives a summary of any actions taken under the Fund’s fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

The Fund may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund’s holdings may change on days when you will not be able to purchase or redeem its shares.

In addition, changes in values in the U.S. markets subsequent to the close of a foreign market may affect the values of securities traded in the foreign market. Under the Fund’s fair value pricing policies, the values of foreign securities may be adjusted from their last closing prices if such movements in the U.S. market exceed a specified threshold. As a result of the foregoing, it is possible that fair value prices will be used by the Fund to a significant extent. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation of securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which Fund shares are priced.

Execution of Requests

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in “good order.” Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in “good order.” Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of the Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to “freeze” or redeem your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

■	refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
■	suspend the offering of Fund shares;
■	change the initial and additional investment minimums or to waive these minimums for any investor;
■	delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;
■	change, withdraw or waive various services, fees and account policies.

Customer Identification Program

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified. You may be subject to taxes if Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures.

Short-Term and Excessive Trading

The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 19

Shareholder Information (cont’d)

susceptible to pricing arbitrage (e.g., foreign, high yield and small cap securities). Thus, such trading may negatively impact the Fund’s NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. In accordance with these policies and procedures the Fund reserves the right to:

■	Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;
■	Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;
■	Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term or excessive trading;
■	Permanently prevent future purchases and exchanges from occurring in accounts where short-term or excessive trading is apparent;
■	Delay sending redemption proceeds for up to seven days (generally applies in cases of very large redemptions, excessive trading, or during unusual market conditions);
■	Suspend redemptions as permitted by law (e.g., emergency situations).

In making the determination to exercise these rights, the Fund may consider an investor’s trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund.

Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary’s future access to the Fund, up to and including terminating the selling agreement with said intermediary. There is no assurance that the Fund’s policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

Account Statements

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

■	after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
■	after any change of name or address of the registered owner(s)

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions your Fund has paid to the investor during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

Mailings to Shareholders

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

Distributions

The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from the Fund’s investments less its expenses; capital gains generally occur when the Fund sells a portfolio security for more than the original purchase price.

Dividends

The Fund will declare and pay dividends, if any, monthly. Net capital gains, if any, will be distributed at least once a year, generally in December.

Dividend Reinvestments

Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

Uncashed Checks

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require Aston Funds to remit uncashed checks to the appropriate state after a specific period of time, which varies by state.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 20

Shareholder Information (cont’d)

ADDITIONAL INVESTOR SERVICES

Automatic Investment Plan (Class N Shares only)

The Automatic Investment Plan (“AIP”) allows you to set up a scheduled transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the AIP investment amount (minimum AIP investment amount is $50), and you can terminate the program at any time. The minimum initial investment for accounts containing an AIP instruction is the same as all other accounts. To take advantage of this feature, complete the appropriate sections of the account application.

Aston Funds Website

The Fund maintains a website located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund’s NAV through our website. Self-register online for account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our website.

Systematic Withdrawal Plan (Class N Shares only)

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:

■	you must have at least $50,000 in your account;
■	determine the schedule: monthly, quarterly, semi-annually or annually;
■	call 800 992-8151 to add a systematic withdrawal plan to your account.

Retirement Plans and Education Savings Accounts (Class N Shares, as applicable)

Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE IRAs and SEP IRAs for Class N shareholders. Aston Funds also offers Education Savings Accounts for Class N shareholders, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800 992-8151.

DISTRIBUTION PLAN 12b-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan for Class N shares. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund’s Class N shares’ average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

COMPENSATION TO INTERMEDIARIES

Certain intermediaries perform sub-transfer agency, sub-accounting and other shareholder services on underlying shareholder accounts. If certain criteria are met, the intermediaries may be paid by the Fund for such services. In addition to distribution and service fees paid by the Fund, Aston may pay compensation to intermediaries that distribute and/or service investors in the Fund out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries, or within the same fund at the same intermediary.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston Fund or group of Aston Funds over another Aston Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer’s reliability, availability of research, the quality of its execution services and its financial condition.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus | 21

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund pays dividends monthly and distributes capital gains annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Taxes

Certain tax considerations may apply to your investment in the Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investment in the Fund, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

For federal income tax purposes:

■

The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. Aston Funds will send a statement with the federal income tax status of your dividends and distributions for the prior year generally by February 15.

■	Distributions of any net investment income, other than “qualified dividend income,” are taxable to you as ordinary income.

■

Distributions of qualified dividend income (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Internal Revenue Code of 1986, as amended (the “Code”), with respect to your Fund shares and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. The favorable treatment of qualified dividend income will expire for taxable years beginning after December 31, 2012. Dividends received from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

■

If the Fund receives dividends from another investment company that qualifies as a regulated investment company for federal income tax purposes and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income, provided the Fund meets certain holding period and other requirements with respect to the shares of the investment company.

■

Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from the Fund with capital losses.

■

Generally, the character of the dividends and distributions the Fund receives from another investment company will “pass through” to you, subject to certain exceptions, as long as the Fund and the other investment company each qualify as a regulated investment company under the Code.

■

Some of the Fund’s investments may be subject to special provisions of the Code that may increase the amount of gain recognized by the Fund, defer the Fund’s losses, accelerate the Fund’s recognition of gain, affect the character of such income and affect the amount, timing and type of distributions from the Fund, which may increase the amount of taxes payable by you.

■

Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

■

When you sell or exchange shares for shares of another fund (other than shares held in a tax-deferred account) it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. For taxable years beginning on or before December 31, 2012, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. For taxable years beginning after December 31, 2012, the maximum long-term capital gains rate is scheduled to return to 20%. You are responsible for any tax liabilities generated by your transactions.

■

If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

■

If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus  |    22

Financial Highlights

The Fund is new and does not have an operating history. Information, when available, will be included in the Fund’s next annual or semi-annual report.

ASTON/DoubleLine Core Plus Fixed Income Fund Prospectus  |    23

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31, which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The SAI, which is incorporated into this prospectus by reference and dated July 13, 2011 as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS

Contacting Aston Funds

You can get free copies of the reports and SAI, request other information and obtain answers to your questions about the Fund by contacting:

Address:	Aston Funds P.O. Box 9765 Providence, RI 02940

Phone:	Shareholder Services & Fund Literature	800 992-8151
	Investment Advisor Services	800 597-9704

Website:	www.astonfunds.com

Obtaining Information from the SEC

You can visit the EDGAR Database on the SEC’s website at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

AST DBLLN 11

ASTON FUNDS

ASTON/DoubleLine Core Plus Fixed Income Fund

Class N Shares - ADBLX

Class I Shares – ADLIX

STATEMENT OF ADDITIONAL INFORMATION

July 13, 2011

This Statement of Additional Information dated July 13, 2011 (“SAI”) provides supplementary information pertaining to shares representing interests in Class N shares and Class I shares of the ASTON/DoubleLine Core Plus Fixed Income Fund (the “Fund”), one of twenty-six available investment portfolios of Aston Funds (the “Trust”).

This SAI is not a prospectus and should be read only in conjunction with the Fund’s current prospectus dated July 13, 2011, as amended or supplemented from time to time (the “Prospectus”). No investment in the Fund should be made without first reading the Prospectus. This SAI is incorporated by reference into the Prospectus.

You may obtain a Prospectus, annual report or semi-annual report, when available, at no charge by contacting the Trust at Aston Funds, P.O. Box 9765, Providence, RI 02940 or 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the Prospectus or SAI.

i

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERINGS MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE FUND

Aston Funds, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is an open-end management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. On September 30, 2006, the Trust changed its name from ABN AMRO Funds to Aston Funds.

INVESTMENT OBJECTIVE, STRATEGIES AND RISK CONSIDERATIONS

The following supplements the information contained in the Prospectus concerning the investment objective, strategies and risks of investing in the Fund. This section contains a detailed discussion of the portfolio investments in which the Fund may invest. The investment practices described below, except as further set forth in “Investment Restrictions,” are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of shareholders.

American Depositary Receipts (“ADRs”), Continental Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities

Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in “pools” of assets in which payments of both interest and principal on the securities are made monthly, thus in effect “passing through” monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying assets. An asset-backed security’s stated maturity may be shortened if the underlying assets are pre-paid, and the security’s total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security’s average maturity and limit the potential appreciation in the security’s value relative to a conventional debt security.

Below Investment-Grade (High Yield) Debt Securities

Fixed income securities rated Ba or lower by Moody’s Investor Service (“Moody’s”) or BB or lower by Standard & Poor’s (“S&P”), frequently referred to as “junk bonds,” are considered to be predominantly speculative. They generally offer higher yields than bonds issued by entities with stronger creditworthiness. Such securities are subject to a substantial degree of credit risk. High-yield bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or principal when due. Such changes will, however, affect the Fund’s net asset value per share.

The higher yields from lower-grade bonds are intended to compensate for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will offset default rates on high-yield bonds. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower-rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

Lower-Rated Securities Market – An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolio of the Fund.

Sensitivity to Economic and Interest Rate Changes – The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and the Fund’s net asset values.

Liquidity and Valuation – To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation’s fair value may be difficult to determine because of the absence of reliable, objective data. As a result, the Fund’s valuation of the obligation and the price it could obtain upon its disposition could differ.

Credit Ratings – The credit ratings of Moody’s and S&P are evaluations of the safety of principal and interest payments. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the subadviser also performs its own analysis of issuers in selecting investments for the Fund. The subadviser’s analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

Yields and Ratings – The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody’s and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer’s other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of the Fund’s net asset value per share.

Borrowing

The Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in “Investment Restrictions.” Any policy under “Investment Restrictions” which contradicts policies described in this paragraph governs the Fund’s policy on borrowing. The Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with permitted borrowing or other permitted investment techniques. Any borrowing will be done from a bank with asset coverage of at least 300%, if required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Collateralized Mortgage Obligations (“CMOs”), Real Estate Mortgage Investment Conduits (“REMICs”) and Multi-Class Pass-Throughs

CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index such as the London Interbank Offered Rate (“LIBOR”). Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime “caps” on the coupon rate. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared. The structure and performance of floating-rate tranches will vary widely as interest rates change.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages that collateralize the REMIC in which the Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

Yields on private label CMOs as described above historically have been higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher because they are not guaranteed by the U.S. government. The Fund will not invest in subordinated privately issued CMOs.

Resets – The interest rates paid on the floating rate CMOs in which the Fund may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors – The underlying mortgages that collateralize the CMOs in which the Fund may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CMOs are subject to credit risk, interest rate risk and liquidity risk. Generally, CMOs have lower credit risk because the underlying mortgages are either guaranteed by the U.S. government or carry an implicit guarantee of a government-sponsored enterprise. Private label CMOs may carry higher credit risk, depending on the underlying collateral. The degree of credit risk will be reflected in the credit rating of the security. Sub-prime collateral is subject to a high degree of credit risk. Certain private label CMOs have experienced significant ratings downgrades during recent periods. A significant ratings downgrade may adversely affect the liquidity and valuation of private label CMOs.

CMOs have a high degree of interest rate risk. The value of a CMO will fluctuate more widely in response to interest rate changes than a standard debt security.

Liquidity risk is the risk that the investor will be unable to find a buyer interested in purchasing the security or willing to pay the desired price for the security. If the Fund has to sell the security before maturity, some of the principal could be lost. The markets for CMOs, particularly private label CMOs, at times may be very thin. The Fund’s ability to dispose of its positions in such securities will depend upon the degree of liquidity in the market for such securities. It is impossible to predict the degree of liquidity of such securities in the future.

Other risks are reinvestment risk and extension risk. Reinvestment risk is the risk that, in a falling interest rate environment, the Fund will receive principal and interest payments earlier than expected and be forced to reinvest at a lower interest rate. Extension risk is the risk that interest rates will rise and prepayment speeds will slow, and the Fund will be left holding the security longer than expected and miss out on opportunities to earn higher rates in the new interest rate environment.

Convertible Securities

Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Derivative Investments

The term “derivatives” has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, the Fund’s derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and the Fund’s overall portfolio.

The Fund may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Prospectus. The Fund will not engage in derivative investments purely for speculative purposes. The Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the adviser or subadviser to be consistent with the Fund’s overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund’s other portfolio investments.

Where not specified, investment limitations with respect to the Fund’s derivative instruments will be consistent with the Fund’s existing percentage limitations with respect to its overall investment policies and restrictions. The types of derivative securities in which the Fund is permitted to invest include, but are not limited to, forward commitments, foreign currency contracts, futures contracts, options, and swap agreements.

Certain investment transactions expose the Fund to an obligation to make future payments to third parties. Examples of these types of transactions, include, but are not limited to, derivatives such as swaps, futures, forwards, and options. To the extent that the Fund engages in such transactions, the Fund will (to the extent required by applicable law) either (1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment. If the Fund segregates sufficient cash or other liquid assets or otherwise “covers” its obligations under such transactions, the Fund will not consider the transactions to be borrowings for purposes of its investment restrictions or “senior securities” under the 1940 Act, and therefore, such transactions will not be subject to the 300% asset coverage requirement under the 1940 Act otherwise applicable to borrowings by the Fund.

In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the Fund will segregate cash or other liquid assets with respect to the amount of the daily net (marked-to-market) obligation arising from the transaction, rather than the notional amount of the underlying contract. By segregating assets in an amount equal to the net obligation rather than the notional amount, the Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid assets equal to the notional amount of the contract, which may increase the risk associated with such transactions. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

Assets used as segregation or “cover” cannot be sold while the position in the corresponding transaction is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets for segregation and “cover” purposes could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Segregating assets or otherwise “covering” for these purposes does not necessarily limit the percentage of the assets of the Fund that may be at risk with respect to certain derivative transactions.

Dollar Rolls

Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions that constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund will segregate cash or liquid securities in an amount at least equal to its obligations under the dollar roll transaction. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer’s business.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes various types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The U.S. Government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.

Pooled Vehicles

The Fund may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Fund will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

Forward Foreign Currency Exchange Contracts

Many international equity securities in which the Fund may invest will be traded in foreign currencies. The Fund may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The Fund may use such investments for hedging purposes only. The Fund will not engage in such investments purely for speculative purposes.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, the Fund will segregate cash or liquid securities at least in an amount equal to its obligations under the contract. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

The Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s adviser or subadviser. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Foreign Securities

Foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends, or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to the Fund may limit the extent of the Fund’s investment in companies in those countries. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value the Fund’s assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit the Fund’s ability to effectively hedge its investments in such markets if it chose to do so.

Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect the Fund’s ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, the Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to the Fund investing in emerging market securities.

In making investment decisions for the Fund, the adviser or subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). The adviser’s or subadviser’s decisions regarding these risks may not be correct or prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. The Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if its adviser or subadviser deems it appropriate to do so.

The Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the Fund will segregate the portfolio securities while the commitment is outstanding. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Futures Contracts

Futures contracts are generally considered to be derivative securities. The Fund may engage in such practices for hedging purposes, to maintain liquidity or as otherwise provided in the Prospectus. The Trust has claimed exclusion from the definition of the term “commodity pool operator” adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets, on behalf of the Fund. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked to market value of the contract fluctuates.

At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

For federal income tax purposes, some gains derived by the Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund’s position in a futures contract or option thereon, the Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

The Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which the Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradable in their local market, are not considered illiquid.

Investment Company Shares

Investments by the Fund in other investment companies, including closed-end funds and ETFs, will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances, SEC exemptive orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees and expenses of that investment company in addition to the Fund’s own fees and expenses. The Fund may rely on SEC orders that permit it to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Fund may invest in shares of affiliated and unaffiliated money market funds.

Money Market Instruments

Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit (“CDs”), Eurodollar Certificates of Deposit (“Euro CDs”), Yankee Certificates of Deposit (“Yankee CDs”), foreign bankers’ acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations (“LPs”), variable- and floating-rate instruments, separately traded interest and principal securities (“STRIPS”) and master demand notes. Bank obligations may include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the adviser or subadviser believes that the credit risk with respect to the investment is minimal.

Euro CDs, Yankee CDs and foreign bankers’ acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as “sovereign risk,” pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

STRIPS – STRIPS are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The adviser or subadviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund’s investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of the Fund’s assets that may be comprised of STRIPS, the adviser or subadviser will monitor the level of such holdings to avoid the risk of impairing shareholders’ redemption rights and of deviation in the value of shares of the money market funds.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities and reduce returns. The Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private label securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline. As a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

Mortgage-backed securities have greater market volatility than other types of debt securities. In addition, because prepayments often occur at times when interest rates are low or are declining, the Fund may be unable to reinvest such funds in securities that offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See “General Risks of Mortgage Securities” described below).

The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae (“certificates”) are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae’s, Freddie Mac’s or Fannie Mae’s fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

The Fund may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. The Fund may buy mortgage-related securities with or without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the subadviser determines that the securities meet the Fund’s investment objective and policies. The markets for certain mortgage-backed securities, particularly private label (non-governmental) securities, may be very thin. The Fund’s ability to dispose of its positions in such securities will depend upon the degree of liquidity in the market for such securities. It is impossible to predict the degree of liquidity of such securities in the future.

Other Mortgage-Backed Securities – The subadviser anticipates that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the subadviser will, consistent with the Fund’s investment objective and policies, consider making investments in such new types of mortgage-related securities.

General Risks Of Mortgage Securities – The mortgage securities in which the Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing payments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of “locking in” long-term interest rates.

A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and, in the case of an unscheduled payment of principal, will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income for federal income tax purposes.

With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to the Fund’s limit with respect to investment in illiquid securities.

Municipal Securities

Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, e.g., tolls from a toll bridge. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

The Fund’s investments in municipal securities is limited to those obligations that are sufficiently liquid that they can be sold at or near their carrying value within a reasonably short period of time and either (i) are subject to no greater than moderate credit risk; or (ii) if the issuer of the municipal securities, or the entity supplying the revenues or other payments from which the issue is to be paid, has been in continuous operation for less than three years, including the operation of any predecessors, the securities are subject to a minimal or low amount of credit risk.

The municipal securities in which the Fund may invest include both tax-exempt and taxable securities. The interest paid on most municipal obligations is generally exempt from federal income tax for most investors. However, certain municipal obligations do not qualify for federal tax-exempt status because (i) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (ii) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (iii) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

The Fund may purchase industrial development and pollution control bonds. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Options

A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. Except as otherwise provided in the Prospectus or in this SAI, the Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund’s total assets. The Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in the Prospectus or in this SAI, the Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund’s total assets. The Fund will only write put options on a secured basis. Cash or other collateral will be segregated by the Fund for such options. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. The Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, the Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund’s total return. The Fund may lose potential market appreciation if the judgment of its adviser or subadviser is incorrect with respect to interest rates, security prices or the movement of indices. See also “Derivative Investments.”

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

The Fund may use exchange traded options, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Fund will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by the Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. The Fund will write put options only if they are “secured” by liquid assets maintained in a segregated account by the Trust’s custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

The Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options. Except as otherwise provided in the Prospectus or in this SAI, the Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of the Fund’s total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

Following the purchase of a call option, the Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Covered Call Writing. The Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the adviser or subadviser determines is appropriate in pursuing the Fund’s investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period, if such security is sold or there is another recognition event. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options. Except as otherwise provided in the Prospectus or in this SAI, the Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund’s total assets. Except as otherwise provided in the Prospectus or in this SAI, with regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by the Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options allows the Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options. The Fund may also write put options on a secured basis which means that the Fund will segregate liquid assets with its custodian or fund accounting agent, in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to segregate assets, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of liquid assets in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the adviser or subadviser wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. See also “Derivative Investments.”

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, the Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options.

Real Estate Investment Trusts

Securities of real estate investment trusts (“REITs”) may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund’s investment in REITs. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the REIT securities in which the Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but may affect the Fund’s net asset value.

Repurchase Agreements

The Fund may enter into repurchase agreements pursuant to which the Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the adviser or subadviser. The adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

Restricted Securities

The Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund’s total assets, excluding restricted securities eligible for resale pursuant to Rule 144A or Regulation S under the 1933 Act, that have been determined to be liquid by the Fund’s adviser or subadviser, pursuant to guidelines adopted by the Board. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradable in their local market, are not subject to this restriction.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund’s agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the Prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities. See also “Derivative Investments.”

Royalty Income Trusts

A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Rule 144A Securities

The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the adviser or subadviser, under guidelines approved by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities Lending

The Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of the Fund.

Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by the Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore the Fund will only enter into such lending after a review by the investment adviser or subadviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

Short-Term Trading

Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase the Fund’s portfolio turnover rate and the expenses incurred in connection with such trading and may result in recognition of greater levels of short-term capital gain, which is taxed to shareholders as ordinary income when distributed by the Fund.

Stripped Mortgage Securities

The Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Fund will only invest in government-backed mortgage securities. The investment adviser or subadviser will consider liquidity needs of the Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which the Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Fund invests.

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories (“Aaa” or “AAA” by Moody’s or S&P, respectively).

Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, established trading markets have not been fully developed. Accordingly, certain of these securities may generally be illiquid. The Fund will treat stripped mortgage securities as illiquid securities except for those securities that are issued by U.S.

government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the subadviser, subject to the oversight of the Board.

Swap Agreements

The Fund may enter into interest rate, index, credit default, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “normal amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

The Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. The Fund may either be the buyer or the seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, the Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if the Fund had invested in the reference obligation directly because the Fund can obtain credit exposure in excess of its cash obligations under the agreement.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund’s portfolio. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the investment adviser or subadviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed by the Code for qualification as a regulated investment company may limit the Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Temporary Defensive Positioning

The investments and strategies described throughout the Prospectus are those the subadviser intends to use under normal circumstances. When the subadviser determines that market or other conditions warrant, the Fund may invest up to 100% of its assets in money market instruments, or hold U.S. dollars. When the Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

Zero Coupon Bonds

Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. For federal income tax purposes, the original issue discount on the zero coupon bonds must be included ratably in the income of the Fund as the income accrues even though payment has not been received. The Fund nevertheless intends to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times it might not otherwise do so and may result in capital gain or loss.

Other Investments

The Board may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation.

The Fund may not:

(1) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4) As to 75% of the total assets of the Fund, (i) purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer or (ii) purchase more than 10% of the outstanding voting securities of such issuer.

(5) Purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund’s investment objective and policies.

(6) Make investments in securities for the purpose of exercising control.

(7) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(8) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund’s investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

(9) Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

(10) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.

(11) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund has a policy to invest, under normal circumstances, at least 80% of its assets, plus the amount of any borrowings for investment purposes, in fixed income securities. Shareholders of the Fund will be given at least 60 days’ notice of any changes to this policy.

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board. Information pertaining to the Trustees and officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Independent Trustees

Jack W. Aber c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 73 Trustee	Since 2010	Professor of Finance, Boston University School of Management (1972-present)	26	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Third Avenue Trust (5 portfolios); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; currently professor of finance.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

William E. Chapman, II c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 69 Trustee; Independent Chairman	Since 2010	President and Owner, Longboat Retirement Planning Solutions (1998-present); Trustee of Bowdoin College (2002-present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (resigned Nov. 2009)	26	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; significant executive experience with several financial services firms; service as Independent Chairman of the Board.

Edward J. Kaier c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 65 Trustee	Since 2010	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	26	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; practicing attorney.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Gregory T. Mutz c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 65 Trustee	Since 1993	Chairman and CEO of AMLI Residential Properties Trust (a Multifamily REIT), a successor company to AMLI Realty Co. (2004-present); Vice Chairman of UICI (NYSE: UCI) (an insurance holding company) (2003-2004)	26	Member of Board of Genesis Financial Solutions (a privately-held company based in Portland, Oregon providing debt recovery, consumer lending and credit card services) (2005-present); a member of the Board of WAN S.A., a residential real estate company headquartered in Warsaw, Poland (2008-present); a member of the Board of Suknip International Limited, a residential real estate company headquartered in St. Petersburg, Russia (2008-present); Formerly, Director of Alico, Inc. (NASDAQ: ALCO) (agribusiness) (2005-2009)	Significant board experience; previous service as lead independent trustee; significant executive experience with several financial services firms.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Steven J. Paggioli c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 60 Trustee	Since 2010	Independent Consultant (2002-present); formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	26	Trustee, Professionally Managed Portfolios (40 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; significant executive experience with several financial services firms; former service with financial service regulator.

Eric Rakowski c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 52 Trustee	Since 2010	Professor, University of California at Berkeley School of Law (1990-present)	26	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; former practicing attorney; currently professor of law.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Robert B. Scherer c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 69 Trustee	Since 1999	President of The Rockridge Group, Ltd. (title insurance industry consulting services) (1994-present)	26	Director, Title Reinsurance Company (insurance for title agents) (1998-present)	Significant board experience; continuing service as Chair of the Audit Committee; significant executive experience as chief financial officer of insurance and financial services firm.

Thomas R. Schneeweis c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 63 Trustee	Since 2010	Professor of Finance, University of Massachusetts (1977-present); Director, CISDM at the University of Massachusetts, (1996-present); President, TRS Associates (1982-present); President, Alternative Investment Analytics, LLC (formerly Schneeweis Partners, LLC) (2001-present); Partner, White Bear Partners, LLC (2007-2010); Partner, S Capital Management, LLC (2007-present); Partner, Northampton Capital Management, LLC (2004-2010)	26	Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; currently professor of finance; significant executive experience with several investment partnerships.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Interested Trustees

Stuart D. Bilton, CFA(3) c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 64 Trustee; Chief Executive Officer	Trustee since 1993; Chief Executive Officer since 2010	Chief Executive Officer, Aston Asset Management, LP (2006-present); Chairman, Aston Funds (1993-2010); Vice Chairman of ABN AMRO Asset Management Holdings, Inc. (2003-2006); President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. (2001-2003); President of Allegheny Asset Management, Inc. (1996-2001) (purchased by ABN AMRO in February 2001)	26	Director, Baldwin & Lyons, Inc. (property and casualty insurance firm) (1987-present); Director, Highbury Financial Inc. (2009-2010)	Significant board experience; significant executive experience with several financial services firms; former Chairman of the Board.

Jeffrey S. Murphy(3) c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 44 Trustee	Since 2010	Senior Vice President, Affiliated Managers Group, Inc. (2007-present); Vice President, Affiliated Managers Group, Inc. (1995-2007)	26	N/A	Significant financial industry experience; significant executive experience with several financial services firms.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Officer(s) Who Are Not Trustees

Kenneth C. Anderson c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 46 President	Since 1993	President, Aston Asset Management, LP (2006-present); Director, Highbury Financial Inc. (2009-2010); President and Chief Executive Officer of ABN AMRO Investment Fund Services, Inc. (formerly known as Allegheny Investment Services, Inc.) (1995-2006); Executive Vice President of ABN AMRO Asset Management (USA) LLC (2001-2005); Director, ABN AMRO Trust Services Company (2001-2005); Director, TAMRO Capital Partners LLC and Veredus Asset Management LLC (2001-2006); CPA	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Gerald F. Dillenburg c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 44 Senior Vice President, Secretary, Chief Operating Officer and Chief Compliance Officer	Since 1996	Chief Compliance Officer and Chief Operating Officer, Aston Asset Management, LP (2006-present); Chief Financial Officer, Aston Asset Management, LP (2006-2010); Senior Managing Director (“SMD”) of ABN AMRO Investment Fund Services, Inc. (formerly known as Allegheny Investment Services, Inc.) (1996-2006); SMD of ABN AMRO Asset Management Holdings, Inc. and ABN AMRO Asset Management, Inc. (formerly known as Chicago Capital Management, Inc.) (2001-2006); CPA	N/A	N/A	N/A

Laura M. Curylo c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 42 Chief Financial Officer and Treasurer	Since 2010	Chief Financial Officer, Aston Asset Management, LP (2010-present); Vice President and Controller, Aston Asset Management, LP (2006-present); Vice President, ABN AMRO Investment Fund Services, Inc. (formerly known as Allegheny Investment Services, Inc.) (1997-2006); CPA	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Christine C. Carsman c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 58 Chief Legal Officer	Since 2010	Senior Vice President (2007-present) and Chief Regulatory Counsel (2004-present), Vice President (2004-2007), Affiliated Managers Group, Inc.; Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2005-present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	N/A	N/A	N/A

(1)	A Trustee serves for an indefinite term until the earliest of: (i) removal by two-thirds of the Board or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 75 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.
(2)	The term Fund Complex includes all series of the Aston Funds.
(3)	“Interested person” of the Trust as defined in the 1940 Act. Mr. Bilton is considered an “interested person” because of affiliations with Aston Asset Management, LP which acts as the Fund’s investment adviser. Mr. Murphy is considered an “interested person” because of affiliations with Affiliated Managers Group, Inc., the ultimate parent of the investment adviser, and related entities.

Board of Trustees, Leadership Structure and Committees

Experience and Qualifications

The table above provides a summary of the experience, qualifications, attributes and skills of each Trustee in light of the Trust’s business and structure. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, and a commitment to the interests of shareholders. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, other financial services firms, not-for-profit entities or other organizations; and/or other life experiences.

Board Structure

The Board has general oversight responsibility with respect to the business and affairs of the Trust. Because all funds in the Fund Complex are series of the Trust, a single Board oversees the operations of all the Aston Funds. The Board establishes policies and reviews and approves contracts and their continuance. The Trustees regularly request and/or receive reports from Aston Asset Management, LP (“Aston” or “Adviser”), the Trust’s other service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board currently is composed of ten Trustees, eight of whom are not “interested persons” (as that term is defined in the 1940 Act) and are designated in the table above as “Independent Trustees.” An Independent Trustee serves as the Chairman of the Board (the “Independent Chairman”). The Independent Chairman, among other things, chairs meetings of the Trustees, consults with the Chief Executive Officer on the agenda, and facilitates communication among the Independent Trustees, management of the Fund and the full Board. The Board believes that a chairman without any conflicts of interests arising from a position with Trust management promotes the independent oversight function of the Board.

The Board has established three standing committees. The Audit Committee is responsible for monitoring the Fund’s accounting policies, financial reporting and internal control system; monitoring the work of the Fund’s independent accountants; and providing an open avenue of communication among the independent accountants, fund management and the Board. The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust’s Governance Guidelines. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust’s Secretary for the attention of the Chairman of the Nominating and Governance Committee. All of the Independent Trustees serve as members of the Audit Committee and Nominating and Governance Committee. Mr. Scherer serves as Chairman of the Audit Committee. Mr. Mutz serves as Chairman of the Nominating and Governance Committee. The Valuation Committee is responsible for fair valuing securities of the Fund as may be necessary from time to time. The Valuation Committee members are Messrs. Bilton (Chairman), Scherer, Aber (alternate) and Schneeweis (alternate). The Trust’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet regularly throughout the year to review the Trust’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Audit Committee, Nominating and Governance Committee and Valuation Committee held two, two and one meeting(s), respectively, during the fiscal year ended October 31, 2010.

Risk Oversight

Through its oversight role, through its committees and through the Trust’s officers and service providers, the Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Funds at regular Board meetings, and on an ad hoc basis as needed; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the Adviser, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and (5) receiving reports from the CCO on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO, including separate meetings with the Independent Trustees in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board receives reports from the Adviser and subadvisers on the investments and securities trading of the Funds, as well as reports from the Valuation Committee meetings. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser to the Funds as well as the Trust’s custodian, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as needed basis, including reports on testing the compliance procedures of the Trust and its service providers.

Fund Ownership

Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the same family of investment companies as the Fund beneficially owned by each current Trustee at December 31, 2010.

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Independent Trustees
Jack W. Aber*	None	Over $100,000
William E. Chapman, II*	None	Over $100,000
Edward J. Kaier*	None	$50,001 - $100,000
Gregory T. Mutz	None	Over $100,000
Steven J. Paggioli*	None	$50,001 - $100,000
Eric Rakowski*	None	$50,001 - $100,000
Robert B. Scherer	None	Over $100,000
Thomas R. Schneeweis*	None	Over $100,000

Interested Trustees
Stuart D. Bilton	None	Over $100,000
Jeffrey S. Murphy*	None	None

*	Elected to the Board effective April 15, 2010.

Remuneration

The Trustees of the Trust who are not affiliated with the Adviser or any subadviser receive an annual retainer and meeting fees. The Independent Chairman and standing committee chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the Adviser or any subadviser receive meeting fees and are reimbursed for out-of-pocket expenses for each meeting of the Board they attend. No officer or employee of the Adviser or any subadviser or their affiliates receives any compensation from the Fund for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices, except that the Trust compensates the Administrator for providing an officer to serve as the Fund’s Chief Compliance Officer.

The table below shows the estimated total fees expected to be paid to each of the current Trustees during a full fiscal year, based upon the Board’s current compensation and normal meeting schedule. There are no “compensated persons” who are expected to receive more than $120,000 in aggregate compensation from the Trust for the same period.

Trustee	Estimated Aggregate Compensation to be Received From the Trust	Pension or Retirement Benefits Accrued (as part of Fund Expenses)	Annual Benefits Upon Retirement	Estimated Total Compensation from Trust and Fund Complex

Independent Trustees
Jack W. Aber*	$74,500	N/A	N/A	$74,500
William E. Chapman, II*	94,500	N/A	N/A	94,500
Edward J. Kaier*	74,500	N/A	N/A	74,500
Gregory T. Mutz	77,000	N/A	N/A	77,500
Steven J. Paggioli*	74,500	N/A	N/A	74,500
Eric Rakowski*	74,500	N/A	N/A	74,500
Robert B. Scherer	84,500	N/A	N/A	84,500
Thomas R. Schneeweis*	74,500	N/A	N/A	74,500

Interested Trustees
Stuart D. Bilton	N/A	N/A	N/A	N/A
Jeffrey S. Murphy*	N/A	N/A	N/A	N/A

*	Elected to the Board effective April 15, 2010.

As of the date of this SAI, the Trustees and officers of the Trust did not own any of the outstanding shares of the Fund; however, Aston owned 100% of the outstanding shares of the Fund for the purpose of providing seed capital to the Fund. Accordingly, as of such date, Aston owned a controlling interest in the Fund. Shareholders with a controlling interest could affect the outcome of a proxy vote or the direction of management of the Fund.

Code of Ethics

The Trust, the Adviser, the Fund’s subadviser, and principal underwriter have each adopted a code of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated the voting of portfolio securities to the subadviser on behalf of the Fund. The subadviser has adopted proxy voting policies and procedures (“Proxy Voting Policies and Procedures”) for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of the

Fund’s shareholders and those of the subadviser. Copies of the Proxy Voting Policies and Procedures are included under Appendix B.

After the Fund has commenced operations, information regarding how the Trust voted proxies, on behalf of the Fund, related to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on the Trust’s website at www.astonfunds.com and on the SEC’s website at www.sec.gov.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

As described in the Prospectus, the Trust employs Aston Asset Management, LP to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund’s investment programs under an Investment Advisory Agreement dated July 13, 2011. Aston has engaged the subadviser to manage the day-to-day investment management of the Fund’s portfolio. The advisory services provided by Aston for the Fund and the fees for such services are described in the Prospectus.

Aston is a majority-owned and independently managed indirect subsidiary of Affiliated Managers Group, Inc. (“AMG”). A wholly-owned subsidiary of AMG, Manor LLC, serves as the General Partner of Aston and senior management and key employees of Aston have an equity interest in Aston. Aston was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and converted to a Delaware limited partnership on April 15, 2010 in connection with AMG’s acquisition of a controlling interest in Aston. Aston is located at 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of June 30, 2011, Aston had approximately $9.6 billion in assets under management.

AMG, a Delaware corporation with a principal place of business at 600 Hale Street, Prides Crossing, Massachusetts 01965, is an asset management company that holds interests in investment management firms. The common stock of AMG is publicly traded on the New York Stock Exchange under the symbol AMG. As of March 31, 2011, AMG’s affiliated managers had approximately $340 billion in assets under management.

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a management fee from the Fund at an annual rate based on the Fund’s average daily net assets, computed daily and payable monthly, as follows:

Fund	Gross Advisory Fee (as a percentage of average daily net assets)

ASTON/DoubleLine Core Plus Fixed Income Fund	0.55%

Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Fund, through July 31, 2012 at the rate shown in the table below:

Fund	Class N	Class I

ASTON/DoubleLine Core Plus Fixed Income Fund	0.94%	0.69%

In connection with the Expense Reimbursement Agreement, the Fund has agreed that for a period of up to three years from the end of the fiscal year end in which such amount was waived or reimbursed,

the Adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations of each class of shares through the completion of the first three full fiscal years of that class to the extent that the Fund’s expense ratio with respect to that class (not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

Aston may from time to time voluntarily waive a portion of its advisory fees with respect to the Fund and/or reimburse a portion of the Fund’s expenses. These voluntary waivers do not include fees and expenses from investment in other investment companies (acquired funds) or interest expense. Aston may terminate such voluntary waivers/reimbursements at any time.

Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Investment Advisory Agreement is terminable with respect to the Fund by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days’ written notice to Aston. Aston may also terminate its advisory relationship with respect to the Fund on 60 days’ written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

Under the Investment Advisory Agreement, the Adviser shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine, in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser’s activities which are required to be maintained by the Trust and (v) render regular reports to the Trust’s officers and Board concerning the Adviser’s discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust’s officers and the Board and in compliance with the objectives, policies and limitations set forth in the Trust’s then effective prospectus and SAI.

The Investment Advisory Agreement has an initial term ending December 31, 2012 and continues in effect for the Fund from year to year thereafter for so long as its continuation is approved at least annually (a) by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board.

The Investment Advisory Agreement with Aston also provides that Aston shall have the authority subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of the Fund and to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a “manager-of-managers” structure. Under this structure, Aston would also have the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the Sub-Investment Advisory Agreement subject to approval of the Board, but not shareholder approval.

As described above, Aston is paid a management fee at an annual rate based on the average daily net assets of the Fund. Out of its fee, Aston pays the subadviser. Because Aston will pay the subadviser’s fees out of its own fees from the Fund, there will not be any “duplication” of advisory fees paid by the Fund.

A discussion regarding the Board’s basis for approving the Fund’s Investment Advisory Agreement and Sub-Investment Advisory Agreement will be available in the Fund’s shareholder report dated October 31, 2011.

Subadviser

On July 13, 2011, Aston entered into a Sub-Investment Advisory Agreement with DoubleLine Capital LP (“DoubleLine” or the “Subadviser”) with respect to the Fund. The Subadviser is the investment subadviser to the Fund. DoubleLine® was founded in December 2009 and is located at 333 S. Grand Avenue, Los Angeles, California 90071. DoubleLine is majority-owned by its employees.

Under the Sub-Investment Advisory Agreement, the Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of the Fund’s securities, subject to the general oversight of the Board and the Adviser.

The Sub-Investment Advisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, any mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. The Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

For the services provided pursuant to the Sub-Investment Advisory Agreement, the Adviser pays the Subadviser a fee, computed daily and payable monthly, as follows:

Fund	Sub-Investment Advisory Fee

ASTON/DoubleLine Core Plus Fixed Income Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

Except as may otherwise be prohibited by law or regulation, the Subadviser may, in its discretion, waive a portion of its fee from time to time.

The table below shows other accounts for which the portfolio managers of the Fund are jointly and primarily responsible for the day-to-day portfolio management as of June 30, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance

Jeffrey Gundlach
Registered Investment Companies	5	$8,742.5	0	N/A
Other Pooled Investment Vehicles	1	$894.7	1	$894.7
Other Accounts	38	$2,350.4	0	N/A

Philip A. Barach
Registered Investment Companies	2	$8,303.5	0	N/A
Other Pooled Investment Vehicles	1	$894.7	1	$894.7
Other Accounts	38	$2,350.4	0	N/A

Bonnie Baha
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

Luz M. Padilla
Registered Investment Companies	1	$190.7	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	3	$270.0	0	N/A

Material Conflicts of Interest.

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest also may result because of the firm’s other business activities. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, be managed (benchmarked) against the same index as the Fund’s benchmark, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of a portfolio manager’s management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts under management, and it is also theoretically possible that actions could be taken (or not taken) to the detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but securities may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under DoubleLine’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines, the firm’s investment outlook, cash availability and a series of other factors. DoubleLine has also adopted additional internal practices to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other clients of DoubleLine invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients or DoubleLine may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities. Additionally, if DoubleLine acquires material non-public information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for the Fund or other clients. When making investment decisions where a conflict of interest may arise, DoubleLine will endeavor to act in a fair and equitable manner between the Fund and other clients; however, in certain instances the resolution of the conflict may result in DoubleLine acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

Performance Fees and Personal Investments. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance or in respect of which the portfolio manager may have made a significant personal investment. Such circumstances may create a conflict of interest for a portfolio manager in that a portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund. DoubleLine has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and performance fee based accounts on a fair and equitable basis over time.

Compensation.

The overall objective of DoubleLine’s compensation program for portfolio managers is to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the firm. Portfolio managers are compensated through a combination of base salary, discretionary bonus and equity participation. Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible. Such profit sharing arrangements can comprise a significant portion of a portfolio manager’s overall compensation.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses. However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance, through direct ownership interests or participation in stock option or stock appreciation plans. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of the firm as a whole. Participation is generally determined in the firm’s discretion, taking into account factors relevant to the portfolio manager’s contribution to the success of the firm.

Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in DoubleLine’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis. DoubleLine may also choose, from time to time, to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process. Not all factors apply to each investment professional, and there is no particular weighting or formula for considering certain factors. Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the firm’s leadership criteria.

Ownership of Securities. As of the date of the SAI, the Fund had yet to commence operations and the portfolio managers did not beneficially own equity securities in the Fund.

Administrator

On November 30, 2006, ABN AMRO Investment Fund Services, Inc. (“AAIFS”), the Trust and the Board assigned the Administration Agreement between the Trust and AAIFS to Aston. After the assignment, Aston became the Administrator to each series of the Trust. The Administration Agreement was effective with respect to the Fund as of July 13, 2011.

Under the Administration Agreement between Aston and the Trust, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Fund, (2) coordinating with and monitoring any other third parties furnishing services to the Fund, (3) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law, (6) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructing the custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

Administration Fees

As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

The fee schedule to the Administration Agreement is as follows:

Percentage	Average Daily Net Assets (Aggregate Fund Complex)

0.0490%	Up to $7.4 billion
0.0465%	Over $7.4 billion

The Administrator also receives a monthly base fee in the amount of $1,000 per Aston Fund.

Subadministrator

BNY Mellon Investment Servicing (US), Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon” or the “Subadministrator”), 4400 Computer Drive, Westborough, Massachusetts

01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement (“Subadministration Agreement”) between Aston and BNY Mellon. On November 30, 2006, the Subadministration Agreement was assigned to Aston from AAIFS, the former administrator to the Funds. The Subadministration Agreement was effective with respect to the Fund as of July 13, 2011.

As Subadministrator, BNY Mellon provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Subadministration Agreement with the Administrator.

Subadministration Fees

The Subadministrator receives an administration fee payable by the Administrator monthly at the annual rate of 0.022% of the Fund Complex average daily net assets of all series of the Trust. The Subadministrator also receives a monthly base fee payable by the Administrator in the amount of $1,000 per Aston Fund.

Underwriter

BNY Mellon Distributors, Inc. (formerly, PFPC Distributors, Inc.) (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated July 1, 2010 (the “Distribution Agreement”), under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each series of the Trust on a continuous basis. The Distribution Agreement was effective with respect to the Fund as of July 13, 2011.

After the initial term, the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually (i) by the Trust’s Board or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Distribution Agreement and who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on at least 60 days’ written notice, by the Trust’s Board, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Distribution Plan

The Board has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of the Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay amounts not exceeding, on an annual basis, 0.25% of the Fund’s average daily net assets for Class N shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plan for Class N shares is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not “interested persons” of the Trust or the Distributor, as that term is defined in the 1940 Act. In adopting the Plan, the Independent Trustees concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plan may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding shares of the Fund. The Plan may be amended by vote of the Trust’s Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to the Fund (or class) requires the approval of the Fund’s (or class’s) shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

To the Trust’s knowledge, no interested person of the Trust, nor any of its Trustees who are not “interested persons,” has a direct or indirect financial interest in the operation of the Plan.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. The Fund may pay third-party service providers up to 0.15% of the Fund’s average daily net assets for certain “sub-transfer agency” services they provide shareholder accounts for underlying omnibus accounts. The Fund may also pay up to $20 fee per account for shareholder accounts for underlying omnibus accounts when the Fund pays no other fee to the third-party service provider on such assets.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as custodian of the Trust’s assets on behalf of the Fund. As of April 11, 2011, the Custodian Agreement between the Trust and PFPC Trust Company was assigned to The Bank of New York Mellon.

Transfer Agent and Dividend Paying Agent

BNY Mellon Investment Servicing (US), Inc. (formerly, PNC Global Investment Servicing (U.S.), Inc.), 4400 Computer Drive, Westborough, Massachusetts 01581 serves as transfer agent and dividend paying agent for the Trust.

Counsel and Independent Registered Public Accounting Firm

Vedder Price P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.

Mayer Brown LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606, serves as counsel to the Independent Trustees.

Ernst & Young LLP, with offices at 155 North Wacker Drive, Chicago, Illinois 60606, is the Trust’s independent registered public accounting firm.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for the Fund, the Subadviser will follow the Trust’s policy of seeking best execution of orders under the circumstances. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

The Subadviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities under the circumstances. However, subject to policies established by the Board, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer’s reliability, the quality of its execution services on a continuing basis and its financial condition among other things. Research services furnished by broker-dealers through whom the Fund effects securities transactions may be used by the Subadviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Fund. The term “research services” may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.

It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Fund to their customers. However, the Subadviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Subadviser may effect portfolio transactions for advisory accounts. The Subadviser will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and other client accounts. In making such allocations between the Fund and others, the main but not exclusive factors to be considered are the availability of cash for investment, the duration of the portfolio, the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the other clients. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Subadviser, however, the results of such procedures will generally be in the best interest of each of the clients over time.

The Adviser or its affiliates compensate many intermediaries that distribute and/or service investors in the Fund (“Intermediaries”) for various services out of their own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares. The payments are in addition to the payments by the Fund described in the Fund’s Prospectus for distribution and/or shareholder servicing, if any. Such additional payments may be for

1) sales of shares, 2) services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services, and 3) distribution including, but not limited to, access to a third-party platform, fund offering list or other marketing programs and/or “shelf space” (“Additional Payments”). Additional Payments for marketing programs include, but are not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs granting access to the Intermediary’s sales force and obtaining other forms of marketing support. These Additional Payments made by the Adviser or its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend the Fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds. In certain cases, the revenue sharing differs by fund within the same intermediary or within the same fund at the same intermediary. Revenue sharing may differ for the Fund across certain intermediaries.

A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Fund status on a preferred or recommended fund list, access to an Intermediary’s personnel, and other factors. In addition to such payments, the Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Fund to receive favorable federal income tax treatment. Portfolio turnover is generally not expected to exceed 100% in the Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. Distributions derived from net short-term capital gains of the Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable to shareholders as ordinary income for federal income tax purposes. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed to shareholders as long-term capital gain.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s portfolio holdings as of the end of each calendar month are generally posted on the Aston Funds’ website, www.astonfunds.com, on or about the fifteenth day after quarter-end. Portfolio holdings information is made available to investors and to Intermediaries selling Fund shares only after its public disclosure.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Trust’s custodian, pricing services, fund accountants, Adviser, Subadviser, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the website.

Disclosure of the Fund’s portfolio holdings information as an exception to the Trust’s policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Fund discloses its portfolio holdings to the extent required by law.

DESCRIPTION OF SHARES

The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Class N shares and Class I shares are the two classes of shares currently issued by the Fund. Neither class is subject to an initial sales charge or a contingent deferred sales charge. Class N shares are subject to a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Since each class has different expenses, performance will vary. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares have no rights with respect to the Fund’s Plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Minimum Initial Investments

Class N shares have a minimum initial investment of $2,500 and a $50 minimum subsequent investment. The minimum initial investment for the Class N shares of the Fund by Individual Retirement Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts is $500. The subsequent minimum investment for each account type is $50.

Class I shares have a minimum initial investment of $1,000,000 and a $50 minimum subsequent investment.

For purposes of the investment minimum, the balances of Fund accounts of clients of a financial adviser/consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person’s spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Fund may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor’s intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Adviser and its affiliates, Subadviser, Administrator as well as their spouses. The minimum investment may be waived for certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers, in purchasing Class I shares. The minimum investment may be waived for individual accounts of a financial intermediary that charges its clients an ongoing fee for its services or offers Class I shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved intermediaries. The Trust reserves the right to waive the Fund’s minimum initial investment requirement for any reason.

There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to change the initial and subsequent investment minimums.

Anti-Money Laundering Laws

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified. You may be subject to taxes if Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures.

Voting Rights

Each issued and outstanding full and fractional share of the Fund is entitled to one full and fractional vote. Shares of the Fund participate equally in regard to dividends, distributions and liquidations with respect to the Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares of the Fund have exclusive voting rights with respect to the Plan for the Fund. On any matter submitted to a vote of shareholders, shares of the Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one fund of the Aston Funds, in which case the shareholders of all such funds shall be entitled to vote thereon.

Shareholder Meetings

The Board does not intend to hold annual meetings of shareholders of the Fund. The Trust Instrument provides that the Board will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Fund entitled to vote. In addition, subject to certain conditions, shareholders of the Fund may apply to the Trust to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

Expenses

Expenses attributable to the Trust, but not to a particular fund, will be allocated to each fund of the Aston Funds on the basis of relative net assets. Similarly, expenses attributable to a particular fund, but not a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust’s legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses, proxy and shareholder statements and confirms to current shareholders, fees of the Fund’s custodian, Administrator, Subadministrator and transfer agent or other “service providers,” costs of obtaining quotations of portfolio securities, and pricing of Fund shares. Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class-specific, may include but are not limited to litigation or other legal expenses relating to a specific class and other expenses incurred as a result of issues relating to a specific class.

Notwithstanding the foregoing, the Adviser or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

NET ASSET VALUE

The net asset value per share of the Fund is computed as of the close of the regular trading session on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of the Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board.

Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of the Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust’s procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board. Under the fair valuation procedures adopted by the Board, the Fund may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain market events occur. The Board receives a summary of any actions taken under the Fund’s fair valuation procedures.

REDEMPTIONS IN-KIND

Larger redemptions may be detrimental to the Fund’s existing shareholders. While the Fund intends to pay all sales proceeds in cash, the Trust, on behalf of the Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued the same way as they are valued for purposes of computing the Fund’s net asset value. This is called a “redemption-in-kind.” A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. For shares that are not held in a tax deferred account, redemptions-in-kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

DIVIDENDS

Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes in the same manner as other distributions.

FEDERAL INCOME TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.

Fund Taxation

The Fund intends to qualify and to continue to qualify each year as a regulated investment company (“RIC”) under the Code. In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income and 90% of its net tax exempt income, if any, each year, and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or in the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a RIC may significantly limit the extent to which the Fund may invest in some investments.

To the extent that the Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income and gains paid to shareholders in the form of dividends or capital gains distributions.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the

Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it generally will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities, if any, may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund’s transactions, if any, in forward contracts, swap agreements, options, futures contracts, short sales and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a RIC, and minimize the imposition of federal income and excise taxes.

If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

Options held by the Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be “marked-to-market” (i.e., treated as if they were sold) for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Fund are also Section 1256 contracts. These Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss, together with the gain or loss on actual sales, is treated as a 60/40 gain or loss.

The Fund’s entry into an option or certain other transactions could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a RIC and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service (the “IRS”) may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as RICs. However, to the extent that another investment company that qualifies as a RIC realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

The Fund may invest to a limited degree in ETFs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of a RIC’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an ETF in which the Fund invests is taxed as a partnership for federal income tax purposes, the Fund will be taxable on its allocable share of the ETF’s income regardless of whether the Fund receives any distribution from the ETF. Thus, the Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income and excise taxes. Distributions to the Fund from an ETF that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the ETF. If the Fund’s basis is reduced to zero, distributions will constitute capital gain for federal income tax purposes.

Distributions from royalty and income such trusts will be treated as dividend income eligible under the 90% income test described above if the trust is treated as a corporation for U.S. federal income tax purposes. The Fund will invest only in royalty and income trusts that are expected to be treated as corporations for U.S. federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

If the Fund receives an “excess distribution” with respect to the stock of a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, the Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, the Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

The Fund’s investments in REITs may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income (see “Shareholder Taxation” below).

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under a notice issued by the IRS, a portion of the Fund’s income from a REIT (or other pass-through entity) that is attributable to a residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Shareholder Taxation

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. It is not anticipated that the Fund will qualify to pay exempt interest dividends.

For taxable years beginning prior to January 1, 2013, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and certain qualified foreign corporations), by the Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Dividends received from REITs and certain foreign corporations generally will not constitute qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of the Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2012 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Dividends paid by the Fund may also qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received from most REITs and on stocks of certain foreign issuers are not eligible for the dividends received deduction when distributed to the Fund’s corporate shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by the Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

If the Fund receives dividends from another investment company, including an ETF, that qualifies as a RIC and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income, provided the Fund meets the holding period and other requirements with respect to its shares of the investment company.

Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. The Fund will notify its shareholders each year of the amount and type of the dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a sale or exchange of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, the Fund is required to withhold a portion of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts legislation providing otherwise. The Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and Subadviser intend to manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to elect to “pass through” to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to federal income tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income and to use such amount as a foreign tax credit against his or her U.S. federal income tax liability or deduct such amount in lieu of claiming a credit, in each case subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) for more than 15 days during the 31-day period beginning 15 days before the ex-dividend date to be eligible to claim a foreign tax credit with respect to such dividend. These same holding period rules also generally apply at the Fund level; thus if the Fund that makes an election to pass through any foreign tax amounts it must also hold the stock in such foreign corporations for such specified periods. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. federal income tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made by the Fund, the source of the electing Fund’s income will flow through to shareholders of the Fund. Gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.

If the Fund does not satisfy the requirements for passing through to its shareholders their proportionate shares of any foreign taxes paid by the Fund, shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own federal income tax returns.

Other Taxes

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, effective for taxable years of the Fund beginning before January 1, 2012, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor)

in a “United States real property holding corporation.” The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Fund is a United States real property holding company (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of the Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is qualified short-term gain or net capital gain) and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons.

In addition, if the Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2012, no withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) holds substantial investments in RICs that are domestically controlled qualified investment entities.

PERFORMANCE INFORMATION

From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

FINANCIAL STATEMENTS

Because the Fund has not yet commenced operations, no financial information is available. When available, the Fund’s Annual and Semi-Annual Reports will be available upon request and without charge.

OTHER INFORMATION

The Fund’s Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

APPENDIX A

COMMERCIAL PAPER RATINGS

A Standard & Poor’s Ratings Services (“S&P”) commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B-1” - A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” - A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” - A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s Investors Service, Inc. (“Moody’s”) commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody’s for commercial paper:

“Prime-1” – Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

“Prime-2” – Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

“Prime-3” – Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

“Not Prime” – Issuers do not fall within any of the Prime rating categories.

Fitch Ratings (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL AND LONG TERM DEBT RATINGS

The following summarizes the ratings used by S&P for corporate and municipal debt:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – A “C” rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the “C” rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

– PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

“NR” - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

The following summarizes the ratings used by Moody’s for corporate and municipal long-term debt:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated Class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” – Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

A S&P note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P analysis will review the following considerations:

- Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

- Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

The following summarizes the ratings used by S&P for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s ratings for state and municipal notes and other short-term loans are designated Moody’s Investment Grade (“MIG”) and variable rate demand obligations are designated Variable Moody’s Investment Grade (“VMIG”). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody’s Investors Service, Inc. for short-term notes:

“MIG-1”/ “VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2”/ “VMIG-2” – This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

“MIG-3”/ “VMIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

1.	Aston Funds

2.	DoubleLine Capital LP

ASTON FUNDS

PROXY VOTING POLICIES AND PROCEDURES

1.	Definitions.

“Sub-Adviser” shall mean any investment adviser hired to implement and oversee the investment program of a respective Fund through a sub-investment advisory agreement with Aston. The term includes all sub-advisers to the Funds.

“Sub-Advisers’ Proxy Voting Policies and Procedures” shall mean the Proxy Voting Policies and Procedures of each Sub-Adviser, as amended from time to time.

“Board” shall mean the Board of Trustees of Aston Funds.

“Fund” shall mean a series of Aston Funds.

“Fund Management” shall mean the Chief Executive Officer, President or Chief Compliance Officer of Aston Funds.

“Trust” shall mean Aston Funds.

2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

3. Limitations on the Advisers’ Responsibilities.

(i) Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

(ii) Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser’s duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

(iii) Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

(iv) Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund’s proxies in a manner that is different from the guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

4. Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-

Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

5. Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund’s proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund’s proxy voting records or filings on Form N-PX.

6. Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser’s Proxy Voting Policies and Procedures address conflicts of interest, each Sub-Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser’s other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

(i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

(ii) Fund Management may disclose the potential conflict to the Board and obtain the Board’s consent before directing the Sub-Adviser to vote in the manner approved by the Board;

(iii) Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

(iv) Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

7. Approval of Material Changes. Any material changes to the Trust’s Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

8. Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

(i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

(ii) any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser’s Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers’ experience under these Proxy Voting Policies and Procedures and each Sub-Adviser’s Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

9. Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC’s EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

Amended: September 30, 2007

Amended: September 30, 2010

Amended: June 13, 2011

DOUBLELINE FUNDS TRUST

DOUBLELINE CAPITAL, LP

DOUBLELINE PRIVATE FUNDS

PROXY VOTING, CORPORATE ACTIONS AND CLASS ACTIONS

January 2011

I.	Background

This Proxy Voting, Corporate Actions and Class Actions Policy (“Policy”) is adopted by DoubleLine Capital LP (“DoubleLine”, the “Adviser” or the “Firm”) and DoubleLine Funds Trust (the “Trust”) on behalf of each of its series (“the Funds”) to provide a method of monitoring proxy voting and action taken in respect of corporate actions and class actions, and reporting appropriately, to meet regulatory requirements and client needs. DoubleLine generally will exercise voting authority on behalf of its separate account clients (“Clients”) pursuant to contractual delegation of such authority. Each private investment fund (such as, but not limited to, the DoubleLine Opportunistic Income Master Fund LP (and its related entities), each of which is a “Private Fund” and collectively “Private Funds”) managed by DoubleLine also adopts this policy.

The Funds and the Private Funds rely upon DoubleLine to provide advice as to how and when to vote proxies related to their portfolio holdings. The Funds have retained U.S. Bancorp Fund Services, LLC (“USBFS”) for various related administrative activities, including filing Form N-PX.

II.	Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting policies and procedures and to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

III.	Policy – Proxies and Corporate Actions

As a fixed income manager, it is not anticipated that DoubleLine will vote many (if any) proxies. However, because this Proxy Policy also applies to voting and/or consent rights of securities held by DoubleLine Clients, DoubleLine will, on behalf of each Client (including the Funds or the Private Funds), with respect to debt securities, vote in circumstances such as, but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. Such decisions, while considered not to be covered within this Policy, shall be made with the Clients’ best interests in mind. To the extent that voting a proxy is desirable, DoubleLine votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts and considers each proposal on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. DoubleLine will not respond to proxy solicitor requests unless DoubleLine determines that it is in the best interest of Clients to do so.

In certain limited circumstances, particularly in the area of structured finance, DoubleLine may, on behalf of clients, enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines (listed below), DoubleLine will vote in accordance with its contractual obligations.

In addition, where the Adviser determines that there are unusual costs and/or difficulties associated with voting a proxy, which more typically might be the case with respect to proxies of non-U.S. issuers, the Adviser reserves the right to not vote a proxy unless it determines that the potential benefits of voting the proxy exceed the expected cost to the Client. Other factors that may influence DoubleLine’s determination not to vote a proxy for a debt or equity security include if: (1) the effect on the applicable Client’s economic interests or the value of the portfolio holding is insignificant in relation to the Client’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) DoubleLine otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

The Guidelines provide a basis for making decisions in the voting of proxies or corporate actions for Clients of DoubleLine. When voting proxies or corporate actions, DoubleLine’s utmost concern is that all decisions be made solely in the interests of the Client and with the goal of maximizing the value of the Client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether DoubleLine will vote (assuming it votes at all) for or against a particular type of proposal. DoubleLine’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of DoubleLine’s clients, are best able to determine how to further client interests and goals and are primarily responsible for determining how to vote proxies in accordance with this policy. The portfolio managers may, in their discretion, take into account the recommendations of appropriate members of DoubleLine’s executive and senior management and, if desired, an outside service.

All proxies or corporate actions received shall be retained by the Chief Risk Officer or designate. Such records shall include whether DoubleLine voted such proxy or corporate actions and, if so, how the proxy was voted. The records also shall be transcribed into a format such that any Client’s overall proxy and corporate actions voting record can be provided upon request.

DoubleLine provides no assurance to former clients that applicable proxy or corporate actions information will be delivered to them.

IV.	Proofs of Claim

DoubleLine does not complete proofs-of-claim on behalf of Clients for current or historical holdings; however, DoubleLine will assist clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of DoubleLine. DoubleLine does not undertake to complete or provide proofs-of-claim for securities that had been held any former client. DoubleLine will complete proofs-of-claim for the Funds and Private Funds.

V.	Class Actions Policy

As a fixed income manager, it is not anticipated that DoubleLine will receive regular or frequent notices regarding Class Action lawsuits related to Client portfolio securities. In the event that Client securities become the subject of a Class Action lawsuit, the portfolio manager will assess the value to Clients in participating in such legal action. If the portfolio manager decides that participating in the Class Action is in the Client’s best interest, DoubleLine will submit appropriate documentation on Clients’ behalf, subject to contractual or other authority. DoubleLine may consider any relevant information in determining whether participation in a Class Action lawsuit is in a Client’s best interest, including the costs that would be incurred by the Client and the resources that would be expended in participating in a Class Action, including in comparison to the Client pursuing other legal recourse against the issuer. DoubleLine also may choose to notify Clients (other than the Funds and the Private Funds) of the Class Action, which would allow Clients to decide how or if to proceed.

DoubleLine provides no assurance to former clients that applicable class action information will be delivered to them.

VI.	Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, DoubleLine may not be able to vote proxies or take action in respect of corporate actions on behalf of Clients when a Client’s relevant securities are on loan in accordance with the Client’s securities lending program that is controlled by a securities lending agent or custodian acting independently of DoubleLine. Notwithstanding this fact, in the event that DoubleLine becomes aware of a proxy or corporate action voting matter that would enhance the economic value of the client’s position and that position is lent out, DoubleLine will make reasonable efforts to inform the Client that DoubleLine is not able to vote the proxy until or unless the Client recalls the lent security. When such situations relate to the Funds or the Private Funds, DoubleLine will take actions to recall the lent security.

In certain markets where share blocking occurs, shares must be frozen for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, the Firm retains the right to vote or not, based on the determination of the Firm’s investment personnel as to whether voting would be in the Client’s best interest.

VII.	Procedures for Material Conflicts of Interest

Should material conflicts of interest arise as to a proxy or corporate action, the proxy or corporate action shall be brought to the attention of the Chief Compliance Officer or designate, who shall involve other executive managers or legal counsel as may be deemed necessary by the Chief Compliance Officer to attempt to resolve such conflicts. Such individuals also shall determine the materiality of such conflict if the conflict cannot be resolved. (An example of a specific conflict of interest that should be brought to the Chief Compliance Officer (or designate) is a situation where a proxy contest involves securities issued by a DoubleLine Client. When in doubt as to a potential conflict, portfolio managers shall bring the proxy to the attention of the Chief Compliance Officer or designate.)

If, after appropriate review, a material conflict is deemed to exist, DoubleLine will seek to resolve any such conflict in the best interest of the Client whose assets it is voting by pursuing any one of the following courses of action: (i) voting (or not voting) in accordance with the voting guidelines or factors set forth in this Policy; (ii) convening a committee consisting of the Chief Compliance Officer and other non-investment executive officers of DoubleLine to assess and resolve the conflict; (iii) voting in accordance with the recommendation of an independent third-party service provider chosen non-investment executive officers of DoubleLine; or (iv) voting (or not voting) in accordance with the instructions of such Client or (v) not voting the Proxy (if consistent with DoubleLine’s fiduciary obligations).

VIII.	Procedures for Proxy Solicitation

In the event that any Employee of DoubleLine receives a request to reveal or disclose DoubleLine’s voting intention on a specific proxy event, then the Employee must forward the solicitation request to the Chief Compliance Officer or designate. Such requests shall be reviewed with appropriate executive and senior management. Any written requests shall be retained with the proxy files maintained by the Chief Operating Officer or designate.

IX.	Additional Procedures for the Funds

A. Filing Form N-PX

Rule 30b1-4 under the Investment Company Act of 1940 requires mutual funds to file an annual record of proxies voted by a Fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain the Funds’ proxy voting record for the most recent twelve-month period ending June 30.

The Funds rely upon USBFS to prepare and make their filings on Form N-PX. DoubleLine shall assist USBFS by providing information regarding any proxy votes made for the Funds within the most recent twelve-month period ending June 30. DoubleLine shall retain records of any such votes with sufficient information to make accurate annual Form N-PX filings.

B. Providing Policies and Procedures

Mutual funds that invest in voting securities are required to describe in their statements of additional information (“SAIs”) the policies and procedures that they use to determine how to vote proxies relating to securities held in their portfolios.

Funds are required to disclose in shareholder reports that a description of the fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov. USBFS shall ensure that such disclosures are included when preparing shareholder reports on the Funds’ behalf.

A Fund is required to send this description of the fund’s proxy voting policies and procedures within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery. The Funds rely upon USBFS to provide this service.

The Funds may describe file these policies and procedures as part of their registration statements on Form N-1A or chose to include these policies and procedures as part of their registration statement.

X.	Recordkeeping

A.	DoubleLine must maintain the documentation described in this policy for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years at its principal place of business. DoubleLine will be responsible for the following procedures and for ensuring that the required documentation is retained.

B.	Client request to review proxy votes:

Any request from a Client, whether written (including e-mail) or oral, received by any Employee of DoubleLine, must be retained.

The Client Service group will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Client Service group will distribute to any Client requesting proxy voting information DoubleLine’s complete proxy voting record for the Client for the period requested. If deemed operationally more efficient, DoubleLine may choose to release its entire proxy voting record for the requested period, with any information identifying a particular client redacted.

Furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable, and maintained in an appropriate file.

Clients can require the delivery of the proxy voting record relevant to their accounts for the five year period prior to their request.

C.	Proxy voting records:

Documents prepared or created by DoubleLine that were material to making a decision on how to vote, or that memorialized the basis for the decision.

Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

XI.	Disclosure

The CCO or designate will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements related to proxy voting disclosure.

Attachment A to DoubleLine Capital LP and DoubleLine Funds Proxy Voting, Corporate Action and Class Action Policy

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For trustee nominees in uncontested elections
•	For management nominees in contested elections
•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the fees for non-audit services exceed 51% of total fees
•	For changing the company name
•	For approving other business
•	For adjourning the meeting
•	For technical amendments to the charter and/or bylaws
•	For approving financial statements

Capital Structure

•	For increasing authorized common stock
•	For decreasing authorized common stock
•	For amending authorized common stock
•	For the issuance of common stock, except against if the issued common stock has superior voting rights
•	For approving the issuance or exercise of stock warrants
•	For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•	For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•	For decreasing authorized preferred stock
•	For canceling a class or series of preferred stock
•	For amending preferred stock
•	For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders
•	For eliminating preemptive rights
•	For creating or restoring preemptive rights
•	Against authorizing dual or multiple classes of common stock
•	For eliminating authorized dual or multiple classes of common stock
•	For amending authorized dual or multiple classes of common stock
•	For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights
•	For a stock repurchase program
•	For a stock split
•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring

•	For merging with or acquiring another company
•	For recapitalization
•	For restructuring the company
•	For bankruptcy restructurings
•	For liquidations
•	For reincorporating in a different state
•	For a leveraged buyout of the company
•	For spinning off certain company operations or divisions
•	For the sale of assets
•	Against eliminating cumulative voting
•	For adopting cumulative voting

Board of Trustees

•	For limiting the liability of trustees
•	For setting the board size
•	For allowing the trustees to fill vacancies on the board without shareholder approval
•	Against giving the board the authority to set the size of the board as needed without shareholder approval
•	For a proposal regarding the removal of trustees, except against if the proposal limits the removal of trustees to cases where there is legal cause
•	For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights
•	For non-technical amendments to the company’s bylaws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions

•	Against a classified board
•	Against amending a classified board
•	For repealing a classified board
•	Against ratifying or adopting a shareholder rights plan (poison pill)
•	Against redeeming a shareholder rights plan (poison pill)
•	Against eliminating shareholders’ right to call a special meeting
•	Against limiting shareholders’ right to call a special meeting
•	For restoring shareholders’ right to call a special meeting
•	Against eliminating shareholders’ right to act by written consent
•	Against limiting shareholders’ right to act by written consent
•	For restoring shareholders’ right to act by written consent
•	Against establishing a supermajority vote provision to approve a merger or other business combination
•	For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction
•	For eliminating a supermajority vote provision to approve a merger or other business combination
•	Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•	Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•	For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•	Against expanding or clarifying the authority of the board of trustees to consider factors other than the interests of shareholders in assessing a takeover bid
•	Against establishing a fair price provision

•	Against amending a fair price provision
•	For repealing a fair price provision
•	For limiting the payment of greenmail
•	Against adopting advance notice requirements
•	For opting out of a state takeover statutory provision
•	Against opt into a state takeover statutory provision

Compensation

•

For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•

For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•

For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•	For limiting per-employee option awards
•	For extending the term of a stock incentive plan for employees
•	Case-by-case on assuming stock incentive plans
•

For adopting a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•

For amending a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•

For adding shares to a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value
•	For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 75% of the stock’s fair market value
•	For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value
•

For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements
•

For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•

For adopting a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.
•

For adding shares to a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For approving an annual bonus plan
•	For adopting a savings plan
•	For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 15% of the outstanding common equity
•	For adopting a deferred compensation plan
•	For approving a long-term bonus plan
•	For approving an employment agreement or contract
•	For amending a deferred compensation plan
•	For exchanging underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price)
•	For amending an annual bonus plan
•	For reapproving a stock option plan or bonus plan for purposes of OBRA
•	For amending a long-term bonus plan

Shareholder Proposals

•	For requiring shareholder ratification of auditors
•	Against requiring the auditors to attend the annual meeting
•	Against limiting consulting by auditors
•	Against requiring the rotation of auditors
•	Against restoring preemptive rights
•	For asking the company to study sales, spin-offs, or other strategic alternatives
•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots
•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations
•	Against eliminating the company’s discretion to vote unmarked proxy ballots.
•	For providing equal access to the proxy materials for shareholders
•	Against requiring a majority vote to elect trustees
•	Against requiring the improvement of annual meeting reports
•	Against changing the annual meeting location
•	Against changing the annual meeting date
•	Against asking the board to include more women and minorities as trustees.
•	Against seeking to increase board independence
•	Against limiting the period of time a trustee can serve by establishing a retirement or tenure policy
•	Against requiring minimum stock ownership by trustees
•	Against providing for union or employee representatives on the board of trustees
•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan
•	For increasing the independence of the nominating committee
•	For creating a nominating committee of the board
•	Against urging the creation of a shareholder committee
•	Against asking that the chairman of the board of trustees be chosen from among the ranks of the non-employee trustees
•	Against asking that a lead trustee be chosen from among the ranks of the non-employee trustees

•	For adopting cumulative voting
•	Against requiring trustees to place a statement of candidacy in the proxy statement
•	Against requiring the nomination of two trustee candidates for each open board seat
•	Against making trustees liable for acts or omissions that constitute a breach of fiduciary care resulting from a trustee’s gross negligence and/or reckless or willful neglect
•	For repealing a classified board
•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan
•	For eliminating supermajority provisions
•	For reducing supermajority provisions
•	Against repealing fair price provisions
•	For restoring shareholders’ right to call a special meeting
•	For restoring shareholders’ right to act by written consent
•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made
•	For seeking to force the company to opt out of a state takeover statutory provision
•	Against reincorporating the company in another state
•	For limiting greenmail payments
•	Against advisory vote on compensation
•	Against restricting executive compensation
•	For enhance the disclosure of executive compensation
•	Against restricting trustee compensation
•	Against capping executive pay
•	Against calling for trustees to be paid with company stock
•	Against calling for shareholder votes on executive pay
•	Against calling for the termination of trustee retirement plans
•	Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria
•	Against seeking shareholder approval to reprice or replace underwater stock options
•	For banning or calling for a shareholder vote on future golden parachutes
•	Against seeking to award performance-based stock options
•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement
•	Against requesting that future executive compensation be determined without regard to any pension fund income
•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)
•	Against requiring option shares to be held
•	For creating a compensation committee
•

Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues

•	For increasing the independence of the compensation committee
•	For increasing the independence of the audit committee
•	For increasing the independence of key committees

Social Issue Proposals

•	Against asking the company to develop or report on human rights policies
•	For asking the company to review its operations’ impact on local groups, except against if the proposal calls for action beyond reporting
•	Against asking the company to limit or end operations in Burma
•	For asking management to review operations in Burma

•	For asking management to certify that company operations are free of forced labor
•	Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
•	Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts
•	Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets
•	Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems
•	Against asking management to report on the company’s foreign military sales or foreign offset activities
•	Against asking management to limit or end nuclear weapons production
•	Against asking management to review nuclear weapons production
•	Against asking the company to establish shareholder-designated contribution programs
•	Against asking the company to limit or end charitable giving
•	For asking the company to increase disclosure of political spending and activities
•	Against asking the company to limit or end political spending
•	For requesting disclosure of company executives’ prior government service
•	Against requesting affirmation of political nonpartisanship
•	For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting
•	Against severing links with the tobacco industry
•	Against asking the company to review or reduce tobacco harm to health
•	For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting
•	For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report
•	Against asking the company to take action on embryo or fetal destruction
•	For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting
•

For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.

•	Against asking management to endorse the Ceres principles
•

For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels

•	For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum
•

For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases

•

For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products

•	Against asking the company to preserve natural habitat
•	Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings

•	Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions
•	For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting
•	Against asking the company to establish committees to consider issues related to facilities closure and relocation of work
•

For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports

•	Against asking management to drop sexual orientation from EEO policy
•	Against asking management to adopt a sexual orientation non-discrimination policy
•	For asking management to report on or review Mexican operations
•	Against asking management to adopt standards for Mexican operations
•	Against asking management to review or implement the MacBride principles
•	Against asking the company to encourage its contractors and franchisees to implement the MacBride principles
•

For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report

•	Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions
•	For requesting reports on sustainability, except against if the company has already issued a report in GRI format

PART C: OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	(1)	Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

	(2)	State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(3)	State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(4)	State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b)	(1)	Amended and Restated By-Laws dated July 8, 2010 are incorporated herein by reference to Exhibit (b)(4) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

(c)	Not applicable.

(d)	(1)	Investment Advisory Agreement dated April 15, 2010 between the Trust and Aston Asset Management, LP is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 112 to the Registration Statement as filed on August 30, 2010.

	(2)	Form of Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management, LP are filed herewith as Exhibit (d)(2).

	(3)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Fortis Investment Management USA, Inc. is incorporated herein by reference to Exhibit (d)(3) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(4)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Montag & Caldwell, Inc. (currently known as Montag & Caldwell LLC) is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(5)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(6)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(6) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(7)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 121 to the Registration Statement as filed on December 29, 2010.

(8)	Revised Schedule A to the Sub-Investment Advisory Agreement dated December 29, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 121 to the Registration Statement as filed on December 29, 2010.

(9)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and MFS Institutional Advisors Inc. is incorporated herein by reference to Exhibit (d)(9)to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(10)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Optimum Investment Advisors, LLC is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(11)	Amendment to Sub-Investment Advisory Agreement dated July 1, 2010 between Aston Asset Management, LP and Optimum Investment Advisors, LLC is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(12)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Taplin, Canida, and Habacht, LLC is incorporated herein by reference to Exhibit (d)(12) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(13)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Neptune Investment Management Limited is incorporated herein by reference to Exhibit (d)(13) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(14)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Cardinal Capital Management LLC is incorporated herein by reference to Exhibit (d)(14) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(15)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Baring International Investment Limited is incorporated herein by reference to Exhibit (d)(15) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(16)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and New Century Capital Management, LLC is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

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	(17)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Smart Portfolios, LLC is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 113 to the Registration Statement as filed on September 1, 2010.

	(18)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and M.D. Sass Investors Services, Inc. is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(19)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(19)to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(20)	Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Herndon Capital Management, LLC is incorporated herein by reference to Exhibit (d)(26) to Post-Effective Amendment No. 119 to the Registration Statement as filed on December 27, 2010.

	(21)	Sub-Investment Advisory Agreement dated October 20, 2010 between Aston Asset Management, LP and Crosswind Investments, LLC is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(22)	Sub-Investment Advisory Agreement dated November 15, 2010 between Aston Asset Management, LP and Singer Partners, LLC is incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(23)	Sub-Investment Advisory Agreement dated December 28, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(29) to Post-Effective Amendment No. 120 to the Registration Statement as filed on December 28, 2010.

	(24)	Form of Sub-Investment Advisory Agreement dated July 13, 2011 between Aston Asset Management, LP and DoubleLine Capital LP is filed herewith as Exhibit (d)(24).

(e)	(1)	Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(2)	Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(3)	Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

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	(4)	Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(5)	Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(6)	Distribution Agreement between Aston Funds and BNY Mellon Distributors Inc is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

	(7)	Form of Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (e)(7).

	(8)	Form of Selling/Services Agreement for Aston Funds is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

	(9)	ABN AMRO Assignment Agreement is incorporated herein by reference to Exhibit (e)(9) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

	(10)	Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(f)	Not applicable.

(g)	(1)	Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (g)(9) to Post-Effective Amendment No. 49 as filed on June 30, 2003.

	(2)	Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

	(3)	Form of Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(3).

	(4)	Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(5)	Russian Addendum to the Custodian Services Agreement for Aston/Neptune International Fund is incorporated herein by reference to Exhibit (g)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(6)	Amendment to the Custodian Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

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(h)	(1)	Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

	(2)	Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

	(3)	Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

	(4)	Amendment No. 3 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(5)	Amendment No. 4 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(6)	Amendment No. 5 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(7)	Amendment No. 6 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(8)	Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) to Post-Effective Amendment No. 55 to the Registration Statement as filed on December 29, 2004.

	(9)	Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(10)	Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

	(11)	Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

	(12)	Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

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(13)	Form of Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(13).

(14)	Amendment to the Transfer Agency Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(15)	Amendment to Transfer Agency Agreement Regarding Red Flag Services is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(16)	Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

(17)	Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(18)	Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

(19)	Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(20)	Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(21)	Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(22)	Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(23)	Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(24)	Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) to Post-Effective Amendment No. 50 to the Registration Statement as filed on December 30, 2003.

(25)	Amendment No. 9 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

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(26)	Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(27)	Form of Revised Schedule C to the Administration Agreement is filed herewith as Exhibit (h)(27).

(28)	Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(29)	Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(30)	Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(31)	Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(32)	Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(33)	Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(34)	Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(35)	Amendment to Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(36)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(37)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(38)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 104 to the Registration Statement as filed on October 5, 2009.

7

	(39)	Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 97 to the Registration Statement as filed on February 28, 2008.

	(40)	Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(40).

	(41)	Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(i)	Opinion of Vedder Price P.C. is filed herewith as Exhibit (i).

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)	Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(2)	Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

	(3)	Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(4)	Form of Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is filed herewith as Exhibit (m)(4).

	(5)	Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(6)	Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(7)	Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(10) to Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

(n)	(1)	Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

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	(2)	Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

	(3)	Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(3) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(4)	Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(4) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(5)	Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(5) to Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

	(6)	Amended Schedule A to Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 129 to the Registration Statement as filed on May 27, 2011.

	(7)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 is filed herewith as Exhibit (n)(7).

(o)	(1)	Power of Attorney dated June 24, 2010 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

(p)	(1)	Amended Code of Ethics of Todd-Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

	(2)	Amended Code of Ethics of Aston Funds is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

	(3)	Amended MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

	(4)	Code of Ethics of Fortis Investment Management USA, Inc. is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

	(5)	Amended Code of Ethics of Optimum Investment Advisors, LLC is incorporated herein by reference to Exhibit (p)(5) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

	(6)	Amended Code of Ethics of River Road Asset Management, LLC is filed herewith as Exhibit (p)(6).

9

(7)	Amended and Restated Code of Ethics of Aston Asset Management, LP is filed herewith as Exhibit (p)(7).

(8)	Amended Code of Ethics of Taplin, Canida & Habacht, LLC is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(9)	Code of Ethics of Neptune Investment Management Limited is incorporated herein by reference to Exhibit (p)(12) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(10)	Code of Ethics of Cardinal Capital Management, L.L.C. is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 89 to the Registration Statement as filed on October 31, 2007.

(11)	Code of Ethics of Baring International Investment Limited incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 89 to the Registration Statement as filed on October 31, 2007.

(12)	Code of Ethics of New Century Capital Management, LLC is incorporated herein by reference to Exhibit (p)(12) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(13)	Code of Ethics of Smart Portfolios, LLC is incorporated herein by reference to Exhibit (p)(19) to Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(14)	Code of Ethics of M.D. Sass Investors Services, Inc. is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(15)	Amended Code of Ethics of TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (p)(15) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(16)	Amended Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. (currently known as Montag & Caldwell LLC) is incorporated herein by reference to Exhibit (p)(16) to Post-Effective Amendment No. 123 to the Registration Statement as filed on February 28, 2011.

(17)	Code of Ethics of Lake Partners, Inc. is incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 103 to the Registration Statement as filed on March 30, 2009.

(18)	Code of Ethics of Herndon Capital Management, LLC is incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 110 to the Registration Statement as filed on March 29, 2010.

(19)	Amended Code of Ethics of Crosswind Investments, LLC is incorporated herein by reference to Exhibit (p)(19) to Post-Effective Amendment No. 129 to the Registration Statement as filed on May 27, 2011.

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(20)	Code of Ethics of Singer Partners, LLC is incorporated herein by reference to Exhibit (p)(21) to Post-Effective Amendment No. 118 to the Registration Statement as filed on November 15, 2010.

(21)	Code of Ethics of DoubleLine Capital LP is filed herewith as Exhibit (p)(21).

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 30. INDEMNIFICATION.

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

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Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF ADVISERS.

A.	ASTON ASSET MANAGEMENT, LP

Aston Asset Management, LP (formerly, Aston Asset Management LLC) (“Aston”) is a registered investment adviser providing investment management services to the Registrant.

The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-71598 and 801-66837).

ITEM 32. PRINCIPAL UNDERWRITER.

Item 32. Principal Underwriter

(a) BNY Mellon Distributors Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of February 1, 2011 the Distributor acted as principal underwriter for the following investment companies:

Aston Funds

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

The Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

Metropolitan West Funds

The Motley Fool Funds Trust

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New Alternatives Fund, Inc.

Old Westbury Funds, Inc.

The RBB Fund, Inc.

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

The Torray Fund

(b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc. a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position

Michael DeNofrio	Director
Steven Turowski	Director
John F. Fulgoney	Director
Dennis J. Westley	Director

Officers

Name	Position(s) with Distributor

John F. Fulgoney	President and Chief Executive Officer
Bruno Di Stefano	Vice President
Susan K. Moscaritolo	Vice President, Secretary and Clerk
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Felicia Antonio	Chief Compliance Officer
Jodi Jamison	Chief Legal Officer
Ellen C. Krause	Chief Risk Officer
Maria C. Schaffer	Controller and Assistant Treasurer
John J. Munera	Anti-Money Laundering Officer
Ronald Berge	Assistant Vice President
Dianna A. Stone	Assistant Secretary and Assistant Clerk
Kevin D. Peterson	Assistant Treasurer – Tax
Gary E. Abbs	Assistant Treasurer – Tax
Joanne S. Huber	Assistant Treasurer – Tax
Barbara J. Parrish	Assistant Secretary
Mary Lou Olinski	Assistant Secretary
Cristina Rice	Assistant Secretary

(c) Not Applicable

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ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

Adviser

Aston Asset Management, LP, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602

Subadvisers

Fortis Investment Management USA, Inc. 75 State Street, Boston, Massachusetts 02109

Optimum Investment Advisors LLC, 100 South Wacker Drive, Chicago, IL 60606

MFS Institutional Advisors Inc., 500 Boylston Street, Boston, Massachusetts 02116

Montag & Caldwell, LLC, 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

Todd-Veredus Asset Management LLC, National City Tower, 101 South Fifth Street, Suite 3100, Louisville, KY 40202

TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

Taplin, Canida & Habacht, LLC, 1001 Brickell Bay Dr., Suite 2100, Miami, FL 33131

Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB

Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, CT 06831

Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY

New Century Capital Management, LLC, 36 South Washington Street, Hinsdale, Illinois 60521

Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington 98155

M.D. Sass Investors Services, Inc., 1185 Avenue of the Americas, 18th Floor, New York, New York 10036

Lake Partners, Inc., 24 Field Point Road, Greenwich, Connecticut 06830

Herndon Capital Management, LLC, 100 Auburn Avenue, Suite 300, Atlanta, Georgia 30303

Crosswind Investments, LLC, Two International Place, Boston, Massachusetts 02110

Singer Partners, LLC, 914 Green Bay Road, Suite 200, Winnetka, Illinois 60093

Fairpointe Capital LLC, 1 N. Franklin Street, Suite 3300, Chicago, Illinois 60606

DoubleLine Capital LP, 333 S. Grand Avenue, Los Angeles, California 90036

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Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286

Sub-Administrator and Transfer, Redemption, Dividend Disbursing and Accounting Agent

BNY Mellon Investment Servicing (US), Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), 4400 Computer Drive, Westborough, MA 01581 and 201 Washington Street Boston, MA 02109

Distributor

BNY Mellon Distributors, Inc. (formerly, PFPC Distributors, Inc.), 760 Moore Road, King of Prussia, PA 19406

ITEM 34. MANAGEMENT SERVICES.

Not Applicable.

ITEM 35. UNDERTAKINGS.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and, has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 13th day of July, 2011.

ASTON FUNDS (formerly known as ABN AMRO Funds)

By:	/s/ Stuart D. Bilton Stuart D. Bilton, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 13th day of July, 2011.

Signature	Capacity	Date

Jack W. Aber*	Trustee
Jack W. Aber

Stuart D. Bilton*	Trustee
Stuart D. Bilton

William E. Chapman, II*	Independent Chairman, Trustee
William E. Chapman, II

Edward J. Kaier*	Trustee
Edward J. Kaier

Jeffrey S. Murphy*	Trustee
Jeffrey S. Murphy

Gregory T. Mutz*	Trustee
Gregory T. Mutz

Steven J. Paggioli*	Trustee
Steven J. Paggioli

Eric P. Rakowski*	Trustee
Eric P. Rakowski

Robert B. Scherer*	Trustee
Robert B. Scherer

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Signature	Capacity	Date

Thomas R. Schneeweis*	Trustee
Thomas R. Schneeweis

/s/ Stuart D. Bilton	Chief Executive Officer	July 13, 2011
Stuart D. Bilton

/s/ Laura M. Curylo	Chief Financial Officer and Treasurer	July 13, 2011
Laura M. Curylo

/s/ Laura M. Curylo	Attorney-in-Fact	July 13, 2011
Laura M. Curylo

* Signed by Laura M. Curylo pursuant to a Power of Attorney filed previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 111 to the Registration Statement filed on August 6, 2010.

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EXHIBIT INDEX

(d)(2)	Form of Revised Schedules A and B to the Investment Advisory Agreement

(d)(24)	Form of Sub-Investment Advisory Agreement

(e)(7)	Form of Revised Schedule A to the Distribution Agreement

(g)(3)	Form of Revised Exhibit A to the Custodian Services Agreement

(h)(13)	Form of Revised Exhibit A to the Transfer Agency Services Agreement

(h)(27)	Form of Revised Schedule C to the Administration Agreement

(h)(40)	Form of Revised Exhibit A to the Sub-Administration and Accounting Services Agreement

(i)	Form of Opinion of Vedder Price P.C.

(m)(4)	Form of Revised Schedule A to Distribution and Services Plan

(n)(7)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3

(p)(7)	Amended and Restated Code of Ethics of Aston Asset Management, LP

(p)(21)	Code of Ethics of DoubleLine Capital LP

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